As filed with the Securities and Exchange Commission on February 28, 1997

                                                     Registration Nos. 2-78020
                                                                      811-3488
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                             ----------------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                      UNDER
                          THE SECURITIES ACT OF 1933                  [X]

                        PRE-EFFECTIVE AMENDMENT NO. ____
                      POST-EFFECTIVE AMENDMENT NO. 25                 [X]

                                     AND/OR
                             REGISTRATION STATEMENT
                                      UNDER
                      THE INVESTMENT COMPANY ACT OF 1940              [X]

                               AMENDMENT NO. 27

                        (CHECK APPROPRIATE BOX OR BOXES.)
                              ---------------------

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                           (EXACT NAME OF REGISTRANT )
                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
                               (NAME OF DEPOSITOR)
                              ---------------------

                  ONE AMERICAN ROW, HARTFORD, CONNECTICUT 06115
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (800) 447-4312
               (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                              ---------------------
                               DONA D. YOUNG, ESQ.
                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
                                ONE AMERICAN ROW
                           HARTFORD, CONNECTICUT 06115
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)
                              ---------------------

                                   COPIES TO:

       JAMES F. JORDEN, ESQ.                         RICHARD J. WIRTH, ESQ.
JORDEN BURT BERENSON & JOHNSON LLP                      PHOENIX HOME LIFE
1025 THOMAS JEFFERSON STREET, N.W.                  MUTUAL INSURANCE COMPANY
    WASHINGTON, D.C. 20007-0805                         ONE AMERICAN ROW
                                                       HARTFORD, CT 06115


It is proposed that this filing will become effective (check appropriate space)
 [_] immediately upon filing pursuant to paragraph (b) of Rule 485
 [_]on      pursuant to paragraph (b) of Rule 485
 [_] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
 [X] on May 1, 1997 pursuant to paragraph (a)(i) of Rule 485
 [_] 75 days after filing pursuant to paragraph (a)(ii)
 [_] on     pursuant to paragraph (a)(ii) of Rule 485
 If appropriate, check the following box:
 [_] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

REGISTRANT HAS CHOSEN TO REGISTER AN INDEFINITE NUMBER OF SECURITIES IN ACCORDANCE WITH RULE 24F-2. THE RULE 24F-2 NOTICE OF REGISTRANT'S MOST RECENT FISCAL YEAR WAS FILED ON FEBRUARY 21, 1997.

================================================================================

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT

                 POST-EFFECTIVE AMENDMENT NO. 25 TO REGISTRATION

                              STATEMENT ON FORM N-4

                              CROSS REFERENCE SHEET
                         SHOWING LOCATION IN PROSPECTUS
                     AND STATEMENT OF ADDITIONAL INFORMATION
                             AS REQUIRED BY FORM N-4

                             FORM N-4 ITEM                                                       PROSPECTUS CAPTION

 1.    Cover Page .....................................................   Cover Page

 2.    Definitions.....................................................   Special Terms

 3.    Synopsis or Highlights .........................................   Summary of Expenses; Summary

 4.    Condensed Financial Information ................................   Financial Highlights

 5.    General Description of Registrant, Depositor, and...............   Phoenix Home Life and the Variable Accumulation
       Portfolio Companies                                                Account; The Fund; Voting Rights

 6.    Deductions and Expenses.........................................   Deductions and Charges; Sales of Variable Accumulation
                                                                          Contracts

 7.    General Description of Variable Annuity Contracts ..............   The Variable Accumulation Annuity; Purchase of Contracts;
                                                                          The Accumulation Period; Miscellaneous Provisions

 8.    Annuity Period .................................................   The Annuity Period

 9.    Death Benefits .................................................   Payment Upon Death Before Maturity Date

10.    Purchases and Contract Value ...................................   Purchase of Contracts; The Accumulation Period; Variable
                                                                          Account Valuation Procedures; Sales of Variable
                                                                          Accumulation Contracts

11.    Redemptions ....................................................   Surrender of Contracts; Partial Withdrawals; Free Look
                                                                          Period

12.    Taxes ..........................................................   Federal Income Taxes

13.    Legal Proceeding ...............................................   Litigation

14.    Table of Contents of Statement of Additional Information .......   Statement of Additional Information

15.    Cover Page .....................................................   Cover Page

16.    Table of Contents ..............................................   Table of Contents

17.    General Information and History ................................   Not Applicable

18.    Services .......................................................   Not Applicable

19.    Purchase of Securities Being Offered ...........................   Appendix

20.    Underwriters ...................................................   Underwriter

21.    Calculation of Yield Quotations of Money Market
       Sub-accounts ...................................................   Calculation of Yield and Return

22.    Annuity Payments................................................   Calculation of Annuity Payments

23.    Financial Statements............................................   Financial Statements


---------------------

Note: This Registration Statement contains two prospectuses. One describes a variation of the Contract funded by The Phoenix Edge Series Fund (Version A) and the other describes a variation of the Contract funded by the Templeton Variable Products Series Fund (Version B). This Registration Statement also contains two Statements of Additional Information; one corresponds to Prospectus Version A and the other corresponds to Prospectus Version B.

                                   PROSPECTUS
                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT


                     Variable Accumulation Annuity Contracts
                                   issued by:

                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
                          VARIABLE PRODUCTS OPERATIONS
                                101 MUNSON STREET
                         GREENFIELD, MASSACHUSETTS 01301
                            TELEPHONE: (800) 447-4312
                          ----------------------------


                                mailing address:

                    PHOENIX VARIABLE PRODUCTS MAIL OPERATION
                                  P.O. BOX 8027
                        BOSTON, MASSACHUSETTS 02266-8027


              FOR TAX QUALIFIED AND NON-TAX QUALIFIED ANNUITY PLANS



    This Prospectus describes variable accumulation annuity contracts ("Contracts") issued by Phoenix Home Life Mutual Insurance Company ("Phoenix"). The Contracts provide for both an Accumulation Period and an Annuity Period. Premium payments under the Contract are flexible. Contracts may be purchased by individuals or on a group basis by employers to fund tax-qualified pension and profit-sharing plans. For information on Individual Contracts issued in New York on or after May 1, 1997, see "New York Individual Contracts issued on or after May 1, 1997," and for information on contracts issued on a group basis, see "Group Contracts."


    Generally, a minimum initial purchase payment of $1,000 is required and each subsequent purchase payment must be at least $25. If the bank draft investment program ("check-o-matic" as described under "Purchase of Contracts") is elected, the minimum initial purchase payment required is $25. For Individual Retirement Accounts (IRAs), the minimum initial purchase payment required is $25. For individual Contracts issued under tax-qualified or employer sponsored plans other than IRAs, a minimum annual payment of $1,000 must be made. For Contracts with a Maturity Date in the first Contract year, a minimum initial purchase payment of $10,000 is required. Generally, a Contract may not be purchased with respect to a proposed Annuitant who is eighty years of age or older.

    Purchase payments are allocated to one or more of the available Sub-accounts of the Phoenix Home Life Variable Accumulation Account (the "Account") and/or to the Guaranteed Interest Account ("GIA") (see Appendix A) as specified by the Contract Owner in the application for the Contract. The Account is divided into Sub-accounts, each of which invests in a corresponding series of The Phoenix Edge Series Fund or Wanger Advisors Trust (collectively, the "Funds").

    You may surrender a Contract for any reason within 10 days after its receipt and receive in cash the adjusted value of the initial purchase payment. You may receive more or less than the initial payment depending on investment experience within the Sub-account during the 10-day period, unless the Contract was issued with the Temporary Money Market Allocation Amendment, in which case your initial purchase payment is refunded. If the initial purchase payment, or any portion thereof, was allocated to the GIA, that payment (or portion) and any earned interest is refunded. (See "Free Look Period.")


    This Prospectus provides information a prospective investor ought to know before investing and should be kept for future reference. It is accompanied by a current Prospectus for each of the Funds. No offer is being made of a Contract funded by any Fund for which a current Prospectus has not been delivered.


    CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, CREDIT UNION OR AFFILIATED ENTITY AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY AND INVOLVE INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF
PRINCIPAL.


    Additional information about the Account has been filed with the Securities and Exchange Commission ("SEC") in a Statement of Additional Information, dated May 1, 1997, which is incorporated herein by reference. The Statement of Additional Information, the table of contents of which is set forth in this Prospectus, is available without charge upon request by writing or telephoning Phoenix at the address or telephone number set forth above.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


MAY 1, 1997

                               TABLE OF CONTENTS


Heading                                                    Page


SUMMARY OF EXPENSES.......................................    3
FINANCIAL HIGHLIGHTS......................................    5
PERFORMANCE HISTORY.......................................    8
SPECIAL TERMS.............................................    9
SUMMARY ..................................................   10
THE VARIABLE ACCUMULATION ANNUITY ........................   12
PHOENIX AND THE ACCOUNT...................................   12
THE PHOENIX EDGE SERIES FUND..............................   12
WANGER ADVISORS TRUST.....................................   13
PURCHASE OF CONTRACTS ....................................   13
DEDUCTIONS AND CHARGES....................................   13
    Premium Tax ..........................................   13
    Sales Charges ........................................   14
    Charges for Mortality and Expense Risks ..............   14
    Charges for Administrative Services ..................   14
    Other Charges ........................................   15
THE ACCUMULATION PERIOD...................................   15
    Accumulation Units ...................................   15
    Accumulation Unit Values .............................   15
    Transfers ............................................   15
    Surrender of Contract; Partial Withdrawals ...........   16
    Lapse of Contract ....................................   17
    Payment Upon Death Before Maturity Date ..............   17
NEW YORK INDIVIDUAL CONTRACTS ISSUED ON OR AFTER
MAY 1, 1997...............................................   17
    Sales Charges.........................................   17
    Daily Administrative Fee..............................   17
    Maturity Date.........................................   17
    Payment Upon Death Before Maturity Date...............   17
GROUP CONTRACTS...........................................   18
    Allocated Group Contracts ............................   18
    Unallocated Group Contracts ..........................   19
THE ANNUITY PERIOD .......................................   19
    Variable Accumulation Annuity Contracts...............   19
    Annuity Options ......................................   19
    Option A--Life Annuity With Specified Period Certain..   20
    Option B--Non-Refund Life Annuity .....................  20
    Option D--Joint and Survivor Life Annuity .............  20
    Option E--Installment Refund Life Annuity .............  20
    Option F--Joint and Survivor Life Annuity With
       Specified Period Certain ..........................   20
    Option G--Payments for Specified Period ...............  20
    Option H--Payments of Specified Amount ................  20
    Option I--Variable Payment Life Annuity with Ten Year
       Period Certain ....................................   20
    Option J--Joint Survivor Variable Payment Life Annuity
       with Ten Year Period Certain ......................   20
    Option K--Variable Payment Annuity for a Specified
       Period .............................................  20
    Option L--Variable Payment Life Expectancy Annuity...... 21
    Option M--Unit Refund Variable Payment Life Annuity..... 21
    Option N--Variable Payment Non-Refund Life Annuity...... 21
    Other Options and Rates................................  21
    Other Conditions ......................................  21
    Payment Upon Death After Maturity Date ................  21
VARIABLE ACCOUNT VALUATION PROCEDURES......................  21
MISCELLANEOUS PROVISIONS ..................................  22
    Assignment.............................................  22
    Deferment of Payment ..................................  22
    Free Look Period.......................................  22
    Amendments to Contracts ...............................  22
    Substitution of Fund Shares ...........................  22
    Ownership of the Contract .............................  22
FEDERAL INCOME TAXES ......................................  22
    Introduction ..........................................  22
    Tax Status.............................................  22
    Taxation of Annuities in General.......................  23
       Surrenders or Withdrawals Prior to the Contract
         Maturity Date ....................................  23
       Surrenders or Withdrawals On or After the Contract
         Maturity Date ....................................  23
       Penalty Tax on Certain Surrenders and Withdrawals ..  23
    Additional Considerations..............................  23
    Diversification Standards .............................  24
    Qualified Plans........................................  25
       Tax Sheltered Annuities ............................  25
       Keogh Plans.........................................  25
       Individual Retirement Accounts .....................  25
       Corporate Pension and Profit-Sharing Plans .........  25
       Deferred Compensation Plans with Respect to
         Service for State and Local Governments and
         Tax-Exempt Organizations .........................  26
       Seek Tax Advice.....................................  26
SALES OF VARIABLE ACCUMULATION CONTRACTS ..................  26
STATE REGULATION ..........................................  26
REPORTS ...................................................  26
VOTING RIGHTS .............................................  26
TEXAS OPTIONAL RETIREMENT PROGRAM .........................  27
LITIGATION ................................................  27
LEGAL MATTERS .............................................  27
STATEMENT OF ADDITIONAL INFORMATION........................  27
APPENDIX A ................................................  28
APPENDIX B ................................................  29

                              SUMMARY OF EXPENSES*

CONTRACT OWNER TRANSACTION EXPENSES                                                              ALL SUB-ACCOUNTS
                                                                                                 ----------------
Sales Load Imposed on Purchases (as a percentage of purchase payments)..........                       None
Deferred Sales Load (as a percentage of amount surrendered):(1)
    Age of Deposit in Complete Years 0-1........................................                        6%
    Age of Deposit in Complete Years 1-2........................................                        5%
    Age of Deposit in Complete Years 2-3........................................                        4%
    Age of Deposit in Complete Years 3-4........................................                        3%
    Age of Deposit in Complete Years 4-5........................................                        2%
    Age of Deposit in Complete Years 5-6........................................                        1%
    Age of Deposit in Complete Years 6 and thereafter ..........................                       None
Exchange Fee....................................................................
    Current Fee.................................................................                       None
    Maximum Allowable Charge Per Exchange ......................................                        $10
ANNUAL CONTRACT FEE
    Current.....................................................................                        $35
    Maximum.....................................................................                        $35
SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)
    Mortality and Expense Risk Fees ............................................    1.25% or 1.00% (depending on Contract form)(2)
    Account Fees and Expenses...................................................                       None
    Total Separate Account Annual Expenses......................................    1.25% or 1.00% (depending on Contract form)(2)



                                           MULTI-              MONEY                    REAL                     U.S.      INT'L
SUB-ACCOUNTS                       GROWTH  SECTOR  ALLOCATION  MARKET  INT'L  BALANCED  ESTATE   THEME   ASIA  SMALL CAP   SMALL CAP
------------                       ------  ------  ----------  ------  -----  --------  ------   -----   ----  ---------   ---------

FUND ANNUAL EXPENSES
(as a percentage of fund average net assets)
  Investment Management Fees...    .65%     .50%      .59%      .40%    .75%    .55%     .75%      .75%  1.00%   1.00%      1.30%
  Other Expenses (after
     expense reimbursement)(3)     .10%     .15%      .08%      .13%    .32%    .10%     .25%      .25%   .25%    .35%       .50%
Total Fund Annual Expenses .       .75%     .65%      .67%      .53%   1.07%    .65%    1.00%     1.00%  1.25%   1.35%      1.80%
EXAMPLE
If you surrender your Contract at the end of the applicable time period: You would pay the following expenses on a $1,000
investment assuming 5% annual return on assets:
    1 year .................      $  68    $  67     $  68     $  66   $  71   $  67    $  71     $  71  $  73   $  74      $  78
    3 years ................         97       94        95        91     107      94      105       105    112     115        128
    5 years  ...............        126      121       122       115     142     121      139       139    151     156        178
    10 years  ..............        248      238       240       225     281     238      274       274    299     309        351
If you do not surrender your Contract: You would pay
the following expenses on a $1,000 investment assuming 5%
annual return on assets:
    1 year..................      $  22    $  21     $  21     $  20   $  25   $  21    $  25     $  25  $  27   $  28      $  33
    3 years ................         68       65        65        61      78      65       75        75     83      86         99
    5 years ................        116      111       112       105     132     111      129       129    141     146        168
    10 years ...............        248      238       240       225     281     238      274       274    299     309        351


* The information included on this page does not apply to New York Individual Contracts issued on or after May 1, 1997 or Group Contracts (see following page).


(1) A sales charge may be taken from the proceeds when a Contract is surrendered or when an amount is withdrawn, if assets have not been held under the Contract for a certain period of time. An amount up to 10% of the Contract Value may be withdrawn each year without a sales charge. (See "Deductions and Charges--Sales Charges.")

(2) The expense risk charge under a Contract is either .60% or .85%, depending on when the Contract was issued. (See "Deductions and Charges--Charges for Mortality and Expense Risks.")


(3) Each Series pays a portion or all of its total operating expenses other than the management fee. The Growth, Multi-Sector, Allocation, Money Market and Balanced Series will pay up to .15%; the International Series will pay up to .40%; the Real Estate, Theme and Asia Series will pay up to .25%; the U.S. Small Cap Series will pay up to .50%; and the International Small Cap Series will pay up to .60%. Absent expense reimbursements, total fund operating expenses were (or expected to be) .73%, 1.98%, 1.33%, 2.40%, 2.35% and 4.20%, respectively for Multi-Sector, Real Estate, Theme, Asia, U.S. Small Cap and International Small Cap. Expenses may be higher or lower than those shown but are subject to expense limitations as noted.

    The purpose of the tables set forth above is to assist the Contract Owner in understanding the various costs and expenses that a Contract Owner will bear directly or indirectly. The table reflects expenses of the Account as well as the Funds. (See "Deductions and Charges" in this Prospectus and in the Fund Prospectuses.)


    Premium or other taxes levied by any governmental entity with respect to the Contract will be charged against the Contract Values based on a percentage of premiums paid. Premium taxes currently imposed by certain states on the Contracts range from 0% to 3.5% of premiums paid. (See "Deductions and Charges--Premium Tax.")

    The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. The $35 annual administrative charge is reflected in the Example as $1.75 since the average Contract account size is greater than $1,000 and the expense effect is reduced accordingly. (See "Deductions and Charges.")

                               SUMMARY OF EXPENSES
        INDIVIDUAL CONTRACTS ISSUED IN NEW YORK ON OR AFTER MAY 1, 1997

CONTRACT OWNER TRANSACTION EXPENSES                                                                    ALL SUB-ACCOUNTS
                                                                                                       ----------------
Sales Load Imposed on Purchases..............................................................                None
Deferred Sales Load (as a percentage of amount surrendered)(1):
  Age of Deposit in Complete Years 0-1.......................................................                 7%
  Age of Deposit in Complete Years 1-2.......................................................                 6%
  Age of Deposit in Complete Years 2-3.......................................................                 5%
  Age of Deposit in Complete Years 3-4.......................................................                 4%
  Age of Deposit in Complete Years 4-5.......................................................                 3%
  Age of Deposit in Complete Years 5-6.......................................................                 2%
  Age of Deposit in Complete Years 6-7.......................................................                 1%
  Age of Deposit in Complete Years 7 and thereafter..........................................                None
Exchange Fee
  Current Fee................................................................................                None
  Maximum Allowable Charge Per Exchange......................................................                 $10
ANNUAL CONTRACT FEE
  Current....................................................................................                 $35
  Maximum....................................................................................                 $35
SEPARATE ACCOUNT EXPENSES
(as a percentage of average account value)
  Mortality and Expense Risk Fees............................................................               1.25%
  Account Fees and Expenses
    Daily Administrative Fee.................................................................              0.125%
  Total Separate Account Annual Expenses.....................................................              1.375%

                                           MULTI-              MONEY                    REAL                     U.S.      INT'L
SUB-ACCOUNTS                       GROWTH  SECTOR  ALLOCATION  MARKET  INT'L  BALANCED  ESTATE   THEME   ASIA  SMALL CAP   SMALL CAP
------------                       ------  ------  ----------  ------  -----  --------  ------   -----   ----  ---------   ---------
FUND ANNUAL EXPENSES
(as a percentage of Fund average net assets)
  Management Fees..................  .65%   .50%      .59%      .40%    .75%    .55%      .75%     .75%  1.00%   1.00%       1.30%
  Other Expenses
  (After Expense Reimbursement)(2).  .10%   .15%      .08%      .13%    .32%    .10%      .25%     .25%   .25%   0.35%       0.50%
Total Fund Annual Expenses.........  .75%   .65%      .67%      .53%   1.07%    .65%     1.00%    1.00%  1.25%   1.35%       1.80%

EXAMPLE
Ifyou surrender your Contract at the end of the applicable time period:
You would pay the following expenses on a $1,000
investment assuming 5% annual return on assets:
   1 year..........................  $ 79   $ 78      $ 78      $ 77   $ 82     $ 78      $ 81     $ 81   $ 83    $ 84        $ 89
   3 years.........................   111    108       108       104    120      108       118      118    125     128         141
   5 years.........................   143    138       139       132    159      138       155      155    168     172         194
   10 years........................   261    251       253       238    293      251       286      286    311     321         363
Ifyou annuitize your Contract at the end of the applicable time period: You would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:
   1 year..........................  $ 79   $ 78      $ 78      $ 77   $ 82     $ 78      $ 81     $ 81   $ 83    $ 84        $ 89
   3 years.........................   111    108       108       104    120      108       118      118    125     128         141
   5 years.........................   122    117       118       111    139      117       135      135    147     152         174
   10 years........................   261    251       253       238    293      251       286      286    311     321         363
Ifyou do not surrender your Contract:
You would pay the following expenses on a $1,000
investment assuming 5% annual return on assets:
   1 year..........................  $ 23   $ 22      $ 22      $ 21   $ 26     $ 22      $ 26     $ 26   $ 28    $ 29        $ 34
   3 years.........................    72     69        69        65     81       69        79       79     87      90         103
   5 years.........................   122    117       118       111    139      117       135      135    147     152         174
   10 years........................   261    251       253       238    293      251       286      286    311     321         363

(1) A sales charge is taken from the proceeds when a Contract is surrendered or when an amount is withdrawn, if assets have not been held under the Contract for a certain period of time. An amount up to 10% of the Contract Value may be withdrawn each year without a sales charge. (See "Deductions and Charges--Sales Charges.")

(2) Each Series pays a portion or all of its total operating expenses other than the management fee. The Growth, Multi-Sector, Allocation, Money Market and Balanced Series will pay up to .15%; the International Series will pay up to .40%; the Real Estate, Theme and Asia Series will pay up to .25%; the U.S. Small Cap Series will pay up to .50%; and the International Small Cap Series will pay up to .60%. Absent expense reimbursement, total fund operating expenses were (or expected to be) .73%, 1.98%, 1.33%, 2.40%, 2.35% and
    4.20%, for Multi-Sector, Real Estate, Theme, Asia, U.S. Small Cap and Int'l Small Cap Series, respectively. Wanger "Other Expenses" are estimates for the current year and are not based on past experience since these funds have not completed a full year of operation. Expenses may be higher or lower than those shown but are subject to expense limitations as noted.

    The purpose of the tables set forth above is to assist the Contract Owner in understanding the various costs and expenses that a Contract Owner will bear directly or indirectly. The table reflects expenses of the Account as well as the Funds. (See "Deductions and Charges" in this Prospectus and in the Fund Prospectuses.)

    Premium taxes, which are not reflected in the table above, may apply. Any premium or other taxes levied by any governmental entity with respect to the Contract will be charged against the Contract Values based on a percentage of premiums paid. Premium taxes are currently imposed by certain states on the Contracts and range from 0% to 3.5% of premiums paid. (See "Deductions and Charges--Premium Tax.")

    The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. The $35 annual administrative charge is reflected in the Example as $1.75 since the average Contract account size is greater than $1,000 and the expense effect is reduced accordingly. (See "Deductions and Charges.")

                      PHOENIX VARIABLE ACCUMULATION ACCOUNT
                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

    Following are the financial highlights for the period indicated. As used below, the designation "VA1" refers to Contracts assessing an expense risk charge of .60% and "VA2," "VA3," and "GSE" refer to Contracts assessing an expense risk charge of .85% and not including a daily administration fee. (See
"Deductions and Charges.") Contracts assessing a daily administration fee of .125% are not included as data is not yet available.


                                                                        MONEY MARKET SUB-ACCOUNT
                                                                                   VA1
                                 ---------------------------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                                        -----------------------

                                    1996      1995      1994      1993      1992      1991      1990      1989      1988      1987
                                    ----      ----      ----      ----      ----      ----      ----      ----      ----      ----
Unit value, beginning of period. $0.000000 $1.954211 $1.900873 $1.866308 $1.820007 $1.734559 $1.619595 $1.497413 $1.407621 $1.334900
Unit value, end of period.....   $0.000000 $2.045097 $1.954211 $1.900873 $1.866308 $1.820007 $1.734559 $1.619595 $1.497413 $1.407621
                                 ========= ========= ========= ========= ========= ========= ========= ========= ========= =========
Number of units outstanding (000)    0,000     3,457     4,649     4,617     8,601    10,289    13,110    13,319    12,813     6,829


                                                                        MONEY MARKET SUB-ACCOUNT
                                                                             VA2, VA3 & GSE
                                ----------------------------------------------------------------------------------------------------

                                                                   YEAR ENDED DECEMBER 31,                                   FROM
                                                                   -----------------------                                INCEPTION
                                                                                                                          1/29/87 TO
                                    1996      1995      1994      1993      1992      1991      1990      1989      1988   12/31/87
                                    ----      ----      ----      ----      ----      ----      ----      ----      ----   ---------
Unit value, beginning of period. $0.000000 $1.915930 $1.868172 $1.838756 $1.797544 $1.717328 $1.607305 $1.489598 $1.403711 $1.339975
Unit value, end of period ...... $0.000000 $2.000092 $1.915930 $1.868172 $1.838756 $1.797544 $1.717328 $1.607305 $1.489598 $1.403711
                                 ========= ========= ========= ========= ========= ========= ========= ========= ========= =========
Number of units outstanding (000)    0,000    37,026    38,007    30,143    27,132    15,331     8,723     4,057     1,741       290


                                                                           GROWTH SUB-ACCOUNT
                                                                                  VA1
                                ----------------------------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                                        -----------------------

                                    1996      1995      1994      1993      1992      1991      1990      1989      1988      1987
                                    ----      ----      ----      ----      ----      ----      ----      ----      ----      ----
Unit value, beginning of period. $0.000000 $6.384494 $6.355486 $5.362579 $4.910837 $3.474821 $3.373255 $2.501870 $2.431756 $2.296978
Unit value, end of period.....   $0.000000 $8.273644 $6.384494 $6.355486 $5.362579 $4.910837 $3.474821 $3.373255 $2.501870 $2.431756
                                 ========= ========= ========= ========= ========= ========= ========= ========= ========= =========
Number of units outstanding (000)    0,000     8,153     8,351     8,671     8,652     7,280     6,658     6,726     6,243     7,046


                                                                           GROWTH SUB-ACCOUNT
                                                                             VA2, VA3 & GSE
                                ----------------------------------------------------------------------------------------------------

                                                                   YEAR ENDED DECEMBER 31,                                  FROM
                                                                   -----------------------                                INCEPTION
                                                                                                                          1/29/87 TO
                                    1996      1995      1994      1993      1992      1991      1990      1989      1988   12/31/87
                                    ----      ----      ----      ----      ----      ----      ----      ----      ----   ---------
Unit value, beginning of period. $0.000000 $6.261062 $6.248053 $5.284626 $4.851447 $3.440659 $3.348325 $2.489403 $2.425706 $2.555569
Unit value, end of period....... $0.000000 $8.093932 $6.261062 $6.248053 $5.284626 $4.851447 $3.440659 $3.348325 $2.489403 $2.425706
                                 ========= ========= ========= ========= ========= ========= ========= ========= ========= =========
Number of units outstanding (000)    0,000    94,344    76,226    52,751    29,531    12,343     4,415     1,792       655       376


                                                          MULTI-SECTOR SUB-ACCOUNT (FORMERLY THE "BOND" SUB-ACCOUNT)
                                                                                     VA1
                                 ---------------------------------------------------------------------------------------------------

                                                                           YEAR ENDED DECEMBER 31,
                                                                           -----------------------

                                    1996      1995      1994      1993      1992      1991      1990      1989      1988      1987
                                    ----      ----      ----      ----      ----      ----      ----      ----      ----      ----
Unit value, beginning of period. $0.000000 $2.762836 $2.952674 $2.572692 $2.360698 $1.993832 $1.913888 $1.786177 $1.632777 $1.631508
Unit  value, end of period...... $0.000000 $3.379335 $2.762836 $2.952674 $2.572692 $2.360698 $1.993832 $1.913888 $1.786177 $1.632777
                                 ========= ========= ========= ========= ========= ========= ========= ========= ========= =========
Number of units outstanding (000)    0,000     4,418     4,839     5,798     5,539     5,541     5,085     6,195     5,585     4,991

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT THE INDICATED PERIOD)



                                                       MULTI-SECTOR SUB-ACCOUNT (FORMERLY THE "BOND" SUB-ACCOUNT)
                                                                             VA2, VA3 & GSE
                                ----------------------------------------------------------------------------------------------------

                                                                   YEAR ENDED DECEMBER 31,                                   FROM
                                                                   -----------------------                                INCEPTION
                                                                                                                          1/29/87 TO
                                    1996       1995      1994     1993       1992      1991     1990       1989      1988  12/31/87
                                    ----       ----      ----     ----       ----      ----     ----       ----      ----  ---------
Unit value, beginning of period. $0.000000 $2.710153 $2.902941 $2.535693 $2.332392 $1.974705 $1.900136 $1.777482 $1.628898 $1.679498
Unit value, end of period....... $0.000000 $3.306804 $2.710153 $2.902941 $2.535693 $2.332392 $1.974705 $1.900136 $1.777482 $1.628898
                                 ========= ========= ========= ========= ========= ========= ========= ========= ========= =========
Number of units outstanding (000)    0,000    25,435    20,608    19,839    10,612     3,480     1,438       856       396      120


                                                       ALLOCATION SUB-ACCOUNT (FORMERLY THE "TOTAL RETURN" SUB-ACCOUNT)
                                                                                     VA1
                                 ---------------------------------------------------------------------------------------------------

                                                                           YEAR ENDED DECEMBER 31,
                                                                           -----------------------

                                    1996      1995     1994      1993       1992      1991      1990      1989      1988      1987
                                    ----      ----     ----      ----       ----      ----      ----      ----      ----      ----
Unit value, beginning of period. $0.000000 $3.008513 $3.081973 $2.804149 $2.559543 $1.999109 $1.909058 $1.608209 $1.587193 $1.424283
Unit value, end of period....... $0.000000 $3.520947 $3.008513 $3.081973 $2.804149 $2.559543 $1.999109 $1.909058 $1.608209 $1.587193
                                 ========= ========= ========= ========= ========= ========= ========= ========= ========= =========
Number of units outstanding (000)    0,000    18,038    19,981    23,027    23,424    22,916    22,667    24,606    31,107    33,612


                                                      ALLOCATION SUB-ACCOUNT (FORMERLY THE "TOTAL RETURN" SUB-ACCOUNT)
                                                                               VA2, VA3 & GSE
                                 ---------------------------------------------------------------------------------------------------

                                                                      YEAR ENDED DECEMBER 31,                              FROM
                                                                      -----------------------                            INCEPTION
                                                                                                                         1/29/87 TO
                                    1996      1995      1994      1993      1992      1991      1990      1989      1988   12/31/97
                                    ----      ----      ----      ----      ----      ----      ----      ----      ----   ---------
Unit value, beginning of period. $0.000000 $2.948151 $3.028790 $2.762529 $2.527829 $1.979067 $1.894604 $1.600110 $1.583050 $1.587758
Unit value, end of period....... $0.000000 $3.442824 $2.948151 $3.028790 $2.762529 $2.527829 $1.979067 $1.894604 $1.600110 $1.583050
                                 ========= ========= ========= ========= ========= ========= ========= ========= ========= =========
Number of units outstanding (000)    0,000    73,165    68,860    53,869    30,431    13,524     7,031     3,797     3,139     1,604


                                                                          INTERNATIONAL SUB-ACCOUNT
                                                                                     VA1
                                 ---------------------------------------------------------------------------------------------------
                                                                                               FROM
                                                     YEAR ENDED DECEMBER 31,                 INCEPTION
                                                     -----------------------                 5/1/90 TO
                                    1996      1995     1994      1993       1992     1991    12/31/90
                                    ----      ----     ----      ----       ----     ----    --------
Unit value, beginning of period. $0.000000 $1.267735 $1.279733 $0.933515 $1.081746 $0.912543 $1.000000
Unit value, end of period ...... $0.000000 $1.375527 $1.267735 $1.279733 $0.933515 $1.081746 $0.912543
                                 ========= ========= ========= ========= ========= ========= =========
Number of units outstanding (000)    0,000     3,762     5,926     3,309     1,401       816       490


                                                                          INTERNATIONAL SUB-ACCOUNT
                                                                                VA2, VA3 & GSE
                                 ---------------------------------------------------------------------------------------------------

                                                                                              FROM
                                                     YEAR ENDED DECEMBER 31,                 INCEPTION
                                                     -----------------------                 5/1/90 TO
                                    1996      1995      1994     1993      1992       1991   12/31/90
                                    ----      ----      ----     ----      ----       ----   ---------
Unit value, beginning of period. $0.000000 $1.253391 $1.268491 $0.927578 $1.077492 $0.911158 $1.000000
Unit value, end of period ...... $0.000000 $1.356645 $1.253391 $1.268491 $0.927578 $1.077492 $0.911158
                                 ========= ========= ========= ========= ========= ========= =========
Number of units outstanding (000)    0,000    78,985    88,400    39,929    12,307     4,364     1,616


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                            BALANCED SUB-ACCOUNT
                                 ---------------------------------------------------------------------------------------------------
                                                         VA1                                              VA2, VA3 & GSE
                                 ------------------------------------------------  -------------------------------------------------
                                                                           FROM                                              FROM
                                          YEAR ENDED DECEMBER 31,       INCEPTION           YEAR ENDED DECEMBER 31,        INCEPTION
                                          -----------------------       5/1/92 TO           -----------------------        5/1/92 TO
                                    1996      1995     1994      1993    12/31/92     1996      1995      1994      1993   12/31/92
                                    ----      ----     ----      ----    --------     ----      ----      ----      ----   ---------
Unit value, beginning of period  $0.000000 $1.124370 $1.168840 $1.086965 $1.000000 $0.000000 $1.116862 $1.163951 $1.085113 $1.000000
Unit value, end of period....... $0.000000 $1.373104 $1.124370 $1.168840 $1.086965 $0.000000 $1.360620 $1.116862 $1.163951 $1.085113
                                 ========= ========= ========= ========= ========= ========= ========= ========= ========= =========
Number of units outstanding (000)    0,000     4,027     4,732     5,601     3,283     0,000   126,919   130,797   123,929    39,740


                                                                                               REAL ESTATE SUB-ACCOUNT
                                                                                ----------------------------------------------------
                                                                                         VA1                      VA2, VA3 & GSE
                                                                                 ----------------------       ----------------------
                                                                                                FROM                         FROM
                                                                                              INCEPTION                    INCEPTION
                                                                                              5/1/95 TO                    5/1/95 TO
                                                                                   1996       12/31/95          1996       12/31/95
                                                                                   ----       --------          ----       --------
Unit value, beginning of period............................................      $0.000000    $1.000000       $0.000000    $1.000000
Unit value, end of period..................................................      $0.000000    $1.155453       $0.000000    $1.168262
                                                                                 =========    =========       =========    =========
Number of units outstanding (000)..........................................          0,000           34           0,000        7,009


                                                                                          INTERNATIONAL SMALL CAP SUB-ACCOUNT
                                                                                 ---------------------------------------------------
                                                                                        VA1                         VA2, VA3 & GSE
                                                                                 ----------------------       ----------------------
                                                                                                FROM                          FROM
                                                                                              INCEPTION                    INCEPTION
                                                                                              5/1/95 TO                    5/1/95 TO
                                                                                    1996       12/31/95          1996      12/31/95
                                                                                    ----       --------          ----      --------
Unit value, beginning of period...........................................       $0.000000    $1.000000       $0.000000    $1.000000
Unit value, end of period.................................................       $0.000000    $1.239576       $0.000000    $1.334598
                                                                                 =========    =========       =========    =========
Number of units outstanding (000).........................................           0,000          194           0,000        7,738



                                                                                               U.S. SMALL CAP SUB-ACCOUNT
                                                                                 ---------------------------------------------------
                                                                                        VA1                         VA2, VA3 & GSE
                                                                                 ----------------------       ----------------------
                                                                                                FROM                         FROM
                                                                                              INCEPTION                    INCEPTION
                                                                                              5/1/95 TO                    5/1/95 TO
                                                                                    1996      12/31/95           1996      12/31/95
                                                                                    ----      --------           ----      --------
Unit value, beginning of period...........................................       $0.000000    $1.000000       $0.000000    $1.000000
Unit value, end of period.................................................       $0.000000    $1.157802       $0.000000    $1.155807
                                                                                 =========    =========       =========    =========
Number of units outstanding (000).........................................           0,000          460           0,000       17,039


                                                                                                    THEME SUB-ACCOUNT
                                                                                     -----------------------------------------------
                                                                                           VA1                       VA2, VA3 & GSE
                                                                                     ---------------                ----------------
                                                                                          FROM                            FROM
                                                                                        INCEPTION                      INCEPTION
                                                                                       0/00/00 TO                      0/00/00 TO
                                                                                        00/00/00                        00/00/00
                                                                                        --------                        --------
Unit value, beginning of period...........................................                           [TO BE FILED BY
Unit value, end of period.................................................                             AMENDMENT.]
Number of units outstanding (000).........................................


                                                                                                    ASIA SUB-ACCOUNT
                                                                                     -----------------------------------------------
                                                                                           VA1                       VA2, VA3 & GSE
                                                                                     ---------------                ----------------
                                                                                          FROM                            FROM
                                                                                        INCEPTION                      INCEPTION
                                                                                       0/00/00 TO                      0/00/00 TO
                                                                                        00/00/00                        00/00/00
                                                                                        --------                        --------
Unit value, beginning of period...........................................                           [TO BE FILED BY
Unit value, end of period.................................................                             AMENDMENT.]
Number of units outstanding (000).........................................

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    From time to time the Account may include the performance history of any or all Sub-accounts in advertisements, sales literature or reports. PERFORMANCE INFORMATION ABOUT EACH SUB-ACCOUNT IS BASED ON PAST PERFORMANCE ONLY AND IS NOT AN INDICATION OF FUTURE PERFORMANCE. Performance information may be expressed as yield and effective yield of the Money Market Sub-account, as yield of the Multi-Sector Sub-account and as total return of any Sub-account. For the Multi-Sector Sub-account, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

    When a Sub-account advertises its total return, it will usually be calculated for one year, five years, and ten years or since inception if the Sub-account has not been in existence for at least ten years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the Sub-account at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable Contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.

    For those Sub-accounts within the Account that have not been available for one of the quoted periods, the standardized average annual total return quotations may show the investment performance such Sub-account would have achieved (reduced by the applicable charges) had it been available to invest in shares of the Fund for the period quoted.


    Below are quotations of standardized average annual total return for contracts assessing an .85% expense charge which are not subject to a daily administration fee, calculated as described above.


                           AVERAGE ANNUAL TOTAL RETURN

                         FOR THE PERIOD ENDED 12/31/96
                         -----------------------------

                  COMMENCE-                          10     LIFE OF
SUB-ACCOUNT       MENT DATE   1 YEAR    5 YEARS     YEARS     FUND
-----------       ---------   ------    -------     -----     ----
Multi-Sector....    1/1/83
Balanced........    5/1/92
Allocation......   9/17/84
Growth..........    1/1/83
International...    5/1/90
Money Market....   10/10/82        (to be filed by Amendment)
Real Estate.....    5/1/95
Theme...........   1/29/96
Asia............   9/15/96
U.S. Small Cap..   5/1/95
Int'l Small Cap.   5/1/95


                              ANNUAL TOTAL RETURN*
                              --------------------


               MULTI-    BAL-     ALLO-             INTER-    MONEY
YEAR           SECTOR    ANCED    CATION   GROWTH  NATIONAL   MARKET
----           ------    -----    ------   ------  --------   ------
1983........    4.69%      N/A       N/A  31.26%       N/A    7.03%
1984........    9.96%      N/A   (1.45)%   9.29%       N/A    8.85%
1985........   19.11%      N/A    25.76%  33.26%       N/A    6.69%
1986........   17.82%      N/A    14.25%  18.98%       N/A    5.19%
1987........    2.47%      N/A    11.18%   5.61%       N/A    5.13%
1988........    8.01%      N/A     1.08%   2.63%       N/A    6.12%
1989........    5.22%      N/A    18.41%  34.51%       N/A    7.86%
1990........    3.92%      N/A     4.45%   2.75%   (8.88)%    6.88%
1991........   18.11%      N/A    27.73%  41.00%    18.25%    4.67%
1992........    8.72%    8.51%     9.28%   8.93%  (13.91)%    2.29%
1993........   14.48%    7.27%     9.64%  18.23%    36.75%    1.60%
1994........  (6.64)%  (4.05)%   (2.66)%   0.21%   (1.19)%    2.56%
1995........   22.02%   21.83%    16.78%  29.27%     8.24%    4.39%
1996........                (to be filed by Amendment)


                                                    U.S.       INT'L. SMALL
YEAR          REAL ESTATE     THEME     ASIA     SMALL CAP         CAP
----          -----------     -----     ----     ---------         ---
1994......        N/A          N/A      N/A          N/A             N/A
1995........     16.83%        N/A      N/A       15.07%          33.41%
1996........                   (to be filed by Amendment)


       *Sales Charges have not been deducted from the Annual Total Return.


    Below are quotations of average annual total return for Contracts issued on or after May 1, 1997. These quotations of average annual total return assume the assessment of an .85% expense charge and .125% daily administration fee, calculated as described above.

                           AVERAGE ANNUAL TOTAL RETURN
                          FOR THE PERIOD ENDED 12/31/96
                           ---------------------------


                  COMMENCE-                          10     LIFE OF
SUB-ACCOUNT       MENT DATE   1 YEAR    5 YEARS     YEARS     FUND
-----------       ---------   ------    -------     -----     ----
Multi-Sector....   1/1/83
Balanced........   5/1/92
Allocation......  9/17/84
Growth..........   1/1/83
International...   5/1/90
Money Market....  10/10/82         (to be filed by Amendment)
Real Estate.....   5/1/95
Theme...........  1/29/96
Asia............  9/15/96
U.S. Small Cap..   5/1/95
Int'l Small Cap.   5/1/95

                              ANNUAL TOTAL RETURN*
                              --------------------

               MULTI-    BAL-     ALLO-             INTER-    MONEY
YEAR           SECTOR    ANCED    CATION   GROWTH  NATIONAL   MARKET
----           ------    -----    ------   ------  --------   ------
1983........
1984........
1985........
1986........
1987........
1988........
1989........                (to be filed by Amendment)
1990........
1991........
1992........
1993........
1994........
1995........
1996........

                                                    U.S.       INT'L. SMALL
YEAR          REAL ESTATE     THEME     ASIA     SMALL CAP         CAP
----          -----------     -----     ----     ---------         ---
1994........
1995........
1996........             (to be filed by Amendment)

       *Sales Charges have not been deducted from the Annual Total Return.


THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

    Current yield for the Money Market Sub-account is based upon the income earned by the Sub-account over a seven-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-account Units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Account level including the annual administrative fee.


    Yield calculations of the Money Market Sub-account used for illustration purposes are based on the consideration of a hypothetical participant's account having a balance of exactly one Unit at the beginning of a seven-day period, which period will end on the date of the most recent financial statements. The yield for the Sub-account during this seven-day period will be the change in the value of the hypothetical participant's account's original Unit. The following is an example of this yield calculation for the Money Market Sub-account based on a seven-day period ending December 31, 1996.

Assumptions:                                                 CONTRACTS
                                                             ASSESSING
                                               CONTRACTS    .85% EXPENSE
                                               ASSESSING       CHARGE
                                             .85% EXPENSE  & .125% DAILY
                                                 CHARGE      ADMIN. FEE
                                                 ------      ----------

VALUE OF HYPOTHETICAL PRE-EXISTING ACCOUNT
    WITH EXACTLY ONE UNIT AT THE BEGINNING
    THE PERIOD:.......................          1.998416
VALUE OF THE SAME ACCOUNT (EXCLUDING                           (TO BE
    CAPITAL CHANGES) AT THE END OF THE                         FILED BY
    SEVEN-DAY PERIOD:.................          2.000092      AMENDMENT)
CALCULATION:
    ENDING ACCOUNT VALUE...............         2.000092
    LESS BEGINNING ACCOUNT VALUE.......         1.998416
    NET CHANGE IN ACCOUNT VALUE........         0.001676
BASE PERIOD RETURN:
    (ADJUSTED CHANGE/BEGINNING ACCOUNT
    VALUE).............................         0.000839
CURRENT YIELD = RETURN X (365/7) =...              4.37%
EFFECTIVE YIELD = [(1 + RETURN)365/7] -1 =         4.47%


    The current yield and effective yield information will fluctuate, and publication of yield information may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Account level.


    A Sub-account's performance may be compared to that of the Consumer Price Index or various unmanaged equity or bond indices such as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index ("S&P 500 Index"), and the Europe Australia Far East Index, and may also be compared to the performance of the other variable annuities as reported by services such as Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA") and Morningstar, Inc. or in other publications. Lipper and CDA are widely recognized independent rating/ranking services. A Sub-account's performance may also be compared to that of other investment or savings vehicles.


    Advertisements, sales literature and other communications may contain information about any Series' or Advisers' current investment strategies and management style. Current strategies and style may change to respond to a changing market and economic conditions.
From time to time, the Series may discuss specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the Series may separate their cumulative and average annual returns into income results and capital gains or losses; or cite separately as a return figure the equity or bond portion of a Series' portfolio; or compare a Series' equity or bond return figure to well-known indices of market performance including but not limited to the S&P 500 Index, Dow Jones Industrial Average, First Boston
High Yield Index, and Solomon Brothers Corporate and Government
Bond indices.

    Each Fund's Annual Report, available upon request and without charge, contains a discussion of the performance of the Fund and a comparison of that performance to a securities market index.


SPECIAL TERMS
--------------------------------------------------------------------------------
As used in this Prospectus, the following terms have the indicated meanings:

ACCOUNT: Phoenix Home Life Variable Accumulation Account.

ACCUMULATION UNIT: A standard of measurement with respect to each Sub-account used in determining the value of a Contract and the interest in the Sub-accounts prior to the commencement of annuity payments.

ACCUMULATION VALUE: The value of a Contract on or prior to its Maturity Date, equal to the sum of the products obtained by multiplying the number of Accumulation Units in each Sub-account then credited to the Contract by the appropriate Accumulation Unit Value.

ANNUITANT: The person whose life is used as the measuring life under the Contract. The primary Annuitant as shown on the Contract's Schedule Page while the primary Annuitant is living, and then the contingent Annuitant designated on the application for the Contract or as later changed by the Owner, if the contingent Annuitant is living at the death of the primary Annuitant.

ANNUITY OPTION: The provisions under which a series of annuity payments is made to the Annuitant or other payee, such as Life Annuity with Ten Years Certain. (See "Annuity Options.")

ANNUITY UNIT: A standard of measurement used in determining the amount of each variable income payment under the variable payment Annuity Options I, J, K, M and N.

CONTRACT: The deferred variable accumulation annuity contracts described in this Prospectus.

CONTRACT VALUE: Prior to the Maturity Date, the sum of the value under a Contract of all Accumulation Units held in the Sub-accounts of the Account and the value held in the Guaranteed Interest Account.

FIXED PAYMENT ANNUITY: A benefit providing periodic payments of a fixed dollar amount throughout the Annuity Period that does not vary with or reflect the investment performance of any Sub-account.

FUNDS: The Phoenix Edge Series Fund and the Wanger Advisors Trust.

GROUP CONTRACT: The deferred variable accumulation annuity contract, offered to employers or trusts to fund tax-qualified plans for groups of participants, described in this Prospectus.

GUARANTEED INTEREST ACCOUNT (GIA): An allocation option under which amounts deposited are guaranteed to earn a fixed rate of interest. Excess interest also may be credited, in the sole discretion of Phoenix.

ISSUE DATE: The date that the initial purchase payment is invested under a Contract.


MATURITY DATE: The date elected by the Owner pursuant to the Contract as of which annuity payments will commence. The election is subject to certain conditions described in "The Annuity Period."


MINIMUM INITIAL PURCHASE PAYMENT: The amount which must be paid when a Contract is purchased. Minimum initial purchase payments of $1,000, $25, $25, $1,000 annually and $10,000 are required for non-qualified, IRA, bank draft program, qualified plan Contracts and Contracts with a Maturity Date in the first Contract year, respectively.

MINIMUM SUBSEQUENT PAYMENT: The amount which must be paid when any subsequent payments are made, after the minimum initial purchase payment has been made (see above). The minimum subsequent payment for all Contracts is $25.

OWNER: The person or entity, usually the one to whom the Contract is issued, who has the sole right to exercise all rights and privileges under the Contract except as otherwise provided in the Contract. The Owner may be the Annuitant, an employer, a trust or any other individual or entity specified in the application for the Contract. However, under Contracts used with certain tax qualified plans, the Owner must be the Annuitant. A husband and wife may be designated as joint owners, and if such a joint owner dies, the other joint owner becomes the sole Owner of the Contract. If no Owner is named, the Annuitant will be the Owner.

PAYMENT UPON DEATH: The obligation of Phoenix under a Contract to make a payment on the death of the Owner or Annuitant at any time before the Maturity Date of a Contract (see "Payment Upon Death Before Maturity Date") or after the Maturity Date of a Contract (see "Payment Upon Death After Maturity Date").

PHOENIX: Phoenix Home Life Mutual Insurance Company.


PHOENIX VARIABLE PRODUCTS MAIL OPERATION (VPMO): The division of Phoenix that receives and processes incoming mail for Variable Products Operations.


VARIABLE PAYMENT ANNUITY: An annuity providing payments that vary in amount after the first payment is made, in accordance with the investment experience of the selected Sub-accounts.


VARIABLE PRODUCTS OPERATIONS (VPO): The Variable Products Operations Division of Phoenix.


SUMMARY
--------------------------------------------------------------------------------
    The individual deferred accumulation annuity contracts ("Contract") described in this Prospectus present a dynamic concept in retirement planning designed to give you maximum flexibility in attaining your investment goals. There are no deductions from your purchase payments so that your entire payment is put to work in the investment portfolio(s) of your choice. Currently, the Account consists of several Sub-accounts, which invest their assets exclusively in specified Series of the Funds. Each Series has a distinct investment objective. You choose the Sub-account or Sub-accounts in which you wish to invest among the available Sub-accounts and/or the GIA when you make your purchase payments under the Contract. You also may transfer amounts held under the Contract among the available Sub-accounts and/or the GIA. When the accumulation period ends, the then Contract Value will be applied to furnish a Variable Payment Annuity unless a Fixed Payment Annuity is elected. If a Fixed Payment Annuity is elected, payments will, thereafter, be fixed and guaranteed by Phoenix.

    The Contract is eligible for purchase as non-tax qualified retirement plans by individuals. Contracts also are eligible for use in connection with (1) pension or profit-sharing plans qualified under the Self-Employed Individuals Tax Retirement Act of 1962, known as "HR 10" or "Keogh" plans, (2) pension or profit-sharing plans qualified under Sections 401(a) and 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"), known as "corporate plans," (3) annuity purchase plans adopted under the provisions of Section 403(b) of the Code by public school systems and certain other tax-exempt organizations (TSA),
(4) individual retirement account plans satisfying the requirements of Section 408 of the Code (IRA), and (5) government plans and deferred compensation plans maintained by a state or political subdivision thereof under Section 457 of the Code. These plans are sometimes referred to in this Prospectus as "tax qualified plans."


HOW ARE PAYMENTS MADE UNDER THE CONTRACTS?

    A Contract Owner may make payments at any time until the Maturity Date selected by the Owner pursuant to the terms of the Contract. The payments purchase Accumulation Units of the Sub-account(s) and/or are deposited in the GIA, as chosen by the Owner. (See "Purchases of Contracts" and "The Accumulation Period.")


IS THERE A GUARANTEED OPTION?

    Yes. A Contract Owner may elect to have payments allocated to the GIA. Amounts allocated to the GIA earn a fixed rate of interest and Phoenix also may, in its sole discretion, credit excess interest. (See Appendix A.)

WHAT ARE THE INVESTMENT OPTIONS UNDER THE CONTRACT?
    The Contract currently offers a number of series of The Phoenix Edge Series Fund and Wanger Advisers Trust as investment options. Each series has a specific investment objective. (For a complete list of the series offered and a brief discussion of their respective investment objectives, see "THE PHOENIX EDGE SERIES FUND" and "WANGER ADVISOR TRUST.")


    FOR ADDITIONAL INFORMATION CONCERNING THE FUNDS, SEE THE ACCOMPANYING FUND PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

WHAT SALES COSTS ARE CHARGED TO PURCHASE PAYMENTS UNDER THE CONTRACTS?

    No deductions are made from purchase payments. A deduction for sales charges may be taken from the proceeds when a Contract is surrendered or when an amount is withdrawn, if assets have not been held under the Contract for a certain period of time. However, no deduction for sales charges will be taken after the Annuity Period has begun, unless unscheduled withdrawals are made under Annuity Options K or L. If a sales charge is imposed, it is imposed on a first-in, first-out basis. No sales charge will be imposed in the event that the Annuitant dies before the date that annuity payments will commence. The total deferred sales charges on a Contract will never exceed 9% of the total purchase payments. (See "Sales Charges.")

WHAT FEES ARE CHARGED TO THE ACCOUNT?
    There is a mortality and expense risk fee, a daily administrative fee and an annual administrative charge assessed against the Account. The daily administrative fee applies only to Contracts issued on or after May 1, 1997. (See "Charges for Administrative Services.")


ARE THERE ANY OTHER CHARGES OR DEDUCTIONS?

    In most states, premium taxes are imposed when a Contract is annuitized rather than when premium payments are made by the Contract Owner. Phoenix will reimburse itself on the date of a partial withdrawal, surrender of the Contract, Maturity Date or payment of death proceeds. (See "Premium Tax.")

    In addition, certain charges are deducted from the assets of the Funds. For investment management services, each Series of a Fund pays the investment manager a separate monthly fee calculated on the basis of its average daily net assets during the year. (See "Other Charges.")

    For a more complete description of the fees chargeable to the Account, see "Deductions and Charges."


WHAT ARE THE MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS?

    For non-tax qualified plans and IRA's, the following minimum purchase payments apply (unless investments are made pursuant to a bank draft investment program):


    Initial minimum per Contract:                $1,000
    Subsequent minimum per Contract:             $   25

    For Contracts issued in connection with Individual Retirement Accounts or pursuant to a bank draft investment program, the following minimum purchase payments apply:


    Initial minimum per Contract:                  $25
    Subsequent minimum per Contract:               $25

    For Contracts issued under tax-qualified or employer sponsored plans other than individual retirement accounts, a minimum annual premium of $1,000 must be paid.



MAY I ALLOCATE MY PURCHASE PAYMENTS AMONG AVAILABLE OPTIONS?
    You may choose the amount of each purchase payment to be directed to each Sub-account and/or to the GIA, provided that the minimum initial purchase payment requirements have been met. (See "Purchase of Contracts.")

MAY I TRANSFER AMOUNTS ALLOCATED TO A SUB-ACCOUNT OR THE GIA?
    You may transfer some or all of the Contract Value among one or more available Sub-accounts and/or the GIA provided that the minimum initial purchase payment requirements have been met. Also, if elected, the Temporary Money Market Allocation Amendment provides that no transfers may be made until the termination of the Free Look Period. Phoenix may limit the number of transfers allowed during a Contract year, but in no event will the limit be less than six transfers per year (see "Transfers"). However, there are additional restrictions on transfers from the GIA as described in Appendix A.

DOES THE CONTRACT PROVIDE FOR PAYMENT UPON DEATH?
    The Contract provides that if the Owner and Annuitant are the same and the Owner/Annuitant dies before annuity payments begin and there is no surviving Joint Owner, payment to the beneficiary will be made and no surrender charge will be imposed. The Contract also provides for payment upon death after the Contract Maturity Date. (See "Payment Upon Death Before Maturity Date" and "Payment Upon Death After Maturity Date.")


IS THERE A SHORT-TERM CANCELLATION RIGHT?

    An Owner may surrender a Contract for any reason within 10 days after its receipt and receive in cash the adjusted value of the initial purchase payment. The Owner may receive more or less than the initial payment depending on investment experience within the Sub-accounts during the 10-day period, unless the Contract is issued with a Temporary Money Market Allocation Amendment, in which case the initial purchase payment is refunded. If the initial purchase payment, or any portion thereof, was allocated to the GIA, that payment (or portion) and any earned interest is refunded. (See "Free Look Period.")


HOW WILL THE ANNUITY PAYMENTS BE DETERMINED ON THE MATURING OF A CONTRACT?

    The Owner and Annuitant bear the risk of the investment performance during the Accumulation Period unless the GIA is selected. Once annuity payments commence, investment in the Account will continue and the Owner and Annuitant will continue to bear the risk of investment unless a Fixed Payment Annuity is elected. If a Fixed Payment Annuity is elected, payments will be fixed, and guaranteed by the general assets of Phoenix. The fixed payment schedule is a part of the Contract and the Owner also may be given the opportunity to choose another annuity option available from Phoenix at the maturity of the Contract. If the current practice settlement rates in effect for Contracts are more favorable than the applicable rates guaranteed under the Contract, the current rates shall be applied. (See "The Annuity Period.")

CAN MONEY BE WITHDRAWN FROM THE CONTRACT?

    If the Annuitant is living, amounts held under the Contract may be withdrawn in whole or in part prior to the Maturity Date, or after the Maturity Date under Annuity Options K or L. Certain limitations apply to Contracts held under 403(b) plans (see "Qualified Plans; Tax-Sheltered Annuities"). There may be a penalty assessed in connection with withdrawals (see "FEDERAL INCOME TAXES").


CAN THE CONTRACT LAPSE?

    If on any Valuation Date the total Contract Value equals zero, or, the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the Contract Value, the Contract will immediately terminate and lapse without value.

    THE FOREGOING SUMMARY INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE DETAILED INFORMATION APPEARING ELSEWHERE IN THIS PROSPECTUS.


THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------
    The individual deferred variable accumulation annuity contract (the "Contract") issued by Phoenix may be significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the Owner and Annuitant under a Contract who assume the risk of investment gain or loss rather than Phoenix. To the extent that payments are not allocated to the GIA, the amounts which will be available for annuity payments under a Contract will depend on the investment performance of the amounts allocated to the Sub-accounts of the Account. Upon the maturity of a Contract, the amounts held under a Contract will continue to be invested in the Account and monthly annuity payments will vary in accordance with the investment experience of the selected Sub-accounts. However, a fixed annuity may be elected, in which case Phoenix will guarantee specified monthly annuity payments.


    The Owner selects the investment objective of each Contract on a continuing basis by directing the allocation of purchase payments and accumulated value among the GIA or the Multi-Sector, Money Market, Growth, Allocation, International, Balanced, Real Estate, Theme, Asia, U.S. Small Cap and the International Small Cap sub-accounts.


PHOENIX AND THE ACCOUNT
--------------------------------------------------------------------------------

    Phoenix is a mutual life insurance company originally chartered in Connecticut in 1851. Its Executive Office is located at One American Row, Hartford, Connecticut 06115 and its main administrative office is located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900. Its New York principal office is located at 99 Troy Road, East Greenbush, New York 12061. Phoenix is the nation's ___ largest mutual life insurance company and has total assets of approximately $____ billion. Phoenix sells insurance policies and annuity contracts through its own field force of full time agents and through brokers. Its operations are conducted in all 50 states, the District of Columbia, Canada and Puerto Rico.

    On June 21, 1982, Phoenix established the Account, a separate account created under the insurance laws of Connecticut. The Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision of the management or investment practices or policies of the Account or Phoenix.


    On July 1, 1992, the Account's domicile was transferred to New York. Under New York law, all income, gains or losses of the Account, whether realized or not, must be credited to or charged against the amounts placed in the Account without regard to the other income, gains and losses of Phoenix. The assets of the Account may not be charged with liabilities arising out of any other business that Phoenix may conduct. Obligations under the Contracts are obligations of Phoenix.

    Contributions to the GIA are not invested in the Account; rather, they become part of the Phoenix general account (the "General Account"). The General Account supports all insurance and annuity obligations of Phoenix and is made up of all of its general assets other than those allocated to any separate account such as the Account. For more complete information concerning the GIA, see Appendix A.

THE PHOENIX EDGE SERIES FUND
--------------------------------------------------------------------------------

    Certain Sub-accounts of the Account invest in corresponding Series of The Phoenix Edge Series Fund. The investment adviser of all of the Series (except Real Estate and Asia Series) is Phoenix Investment Counsel, Inc. ("PIC"). The investment adviser of the Real Estate Series is Phoenix Realty Securities, Inc. ("PRS") and for the Asia Series, the adviser is Phoenix-Aberdeen International Advisors, LLC ("PAIA"). The fundamental investment objective of each of the Series of the Fund is as follows:

    (1) MULTI-SECTOR FIXED INCOME SERIES ("MULTI-SECTOR SERIES"), FORMERLY THE "BOND" SERIES: The investment objective of the Multi-Sector Series is to seek long-term total return by investing in a diversified portfolio of high yield (high risk) and high quality fixed income securities. For a discussion of the risks associated with investing in high yield bonds, please see the accompanying Fund prospectus.


    (2) MONEY MARKET SERIES: The investment objective of the Money Market Series is to provide maximum current income consistent with capital preservation and liquidity. The Money Market Series will invest exclusively in high quality money market instruments.

    (3) GROWTH SERIES: The investment objective of the Growth Series is to achieve intermediate and long-term growth of capital, with income as a secondary consideration. The Growth Series will invest principally in common stocks of corporations believed by management to offer growth potential.


    (4) STRATEGIC ALLOCATION SERIES ("ALLOCATION SERIES"), FORMERLY THE "TOTAL RETURN" SERIES: The investment objective of the Allocation Series is to realize as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk. The Allocation Series will invest in stocks, bonds and money market instruments in accordance with the Adviser's appraisal of investments most likely to achieve the highest total rate of return.

    (5) INTERNATIONAL SERIES: The International Series seeks as its investment objective a high total return consistent with reasonable risk. It intends to achieve its objective by investing primarily in an internationally diversified portfolio of equity securities. It intends to reduce its risk by engaging in hedging transactions involving options, futures contracts and foreign currency transactions. Investments may be made for capital growth or for income or any combination thereof for the purpose of achieving a high overall return.

    (6) BALANCED SERIES: The investment objective of the Balanced Series is to seek reasonable income, long-term capital growth and conservation of capital. The Balanced Series intends to invest based on combined considerations of risk, income, capital enhancement and protection of capital value.


    (7) REAL ESTATE SECURITIES SERIES ("REAL ESTATE SERIES"): The investment objective of the Real Estate Series is to seek capital appreciation and income with approximately equal emphasis. It intends under normal circumstances to invest in marketable securities of publicly traded real estate investment trusts (REITs) and companies that operate, develop, manage and/or invest in real estate located primarily in the United States.

    (8) STRATEGIC THEME SERIES ("THEME SERIES"): The investment objective of the Theme Series is to seek long-term appreciation of capital through investing in securities of companies that the adviser believes are particularly well positioned to benefit from cultural, demographic, regulatory, social or technological changes worldwide.

    (9) ABERDEEN NEW ASIA SERIES ("ASIA SERIES"): The investment objective of the Asia Series is to seek long-term capital appreciation. It is intended that this Series will invest primarily in a diversified portfolio of equity securities of issuers located in at least three different countries throughout Asia, excluding Japan.


WANGER ADVISORS TRUST
--------------------------------------------------------------------------------
    The investment adviser of the U.S. Small Cap and International Small Cap Series is Wanger Asset Management, L.P. ("WAM"). The fundamental investment objective of each of the Series is as follows:


    (1) WANGER U.S. SMALL CAP SERIES ("U.S. SMALL CAP SERIES"):
        The investment objective of the U.S. Small Cap Series is to provide long-term growth. The U.S. Small Cap Series will invest primarily in securities of U.S. companies with a total common stock market capitalization of less than $1 billion.

    (2) WANGER INTERNATIONAL SMALL CAP SERIES ("INTERNATIONAL SMALL CAP SERIES"): The investment objective of the International Small Cap Series is to provide long-term growth. The International Small Cap Series will invest primarily in securities of non-U.S. companies with a total common stock market capitalization of less than $1 billion.


    Each Series will be subject to the market fluctuations and risks inherent in the ownership of any security and there can be no assurance that any Series' stated investment objective will be realized.

    Shares of the Funds may be sold to other separate accounts of Phoenix or its affiliates or of other insurance companies funding variable annuity or variable life insurance contracts. It is conceivable that it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Funds simultaneously. Although neither Phoenix nor the Funds currently foresees any such disadvantages either to variable annuity Contract Owners or to variable life insurance policyowners, the Funds' Trustees intend to monitor events in order to identify any material conflict between variable annuity Contract Owners and variable life insurance policyowners and to determine what action, if any, should be taken in response thereto. Material conflicts could result from, for example, (1) changes in state insurance laws,
(2) changes in Federal income tax laws, (3) changes in the investment management of any portfolio of a Fund, or (4) differences in voting instructions between those given by variable life insurance policyowners and those given by variable annuity Contract Owners.

    FOR ADDITIONAL INFORMATION CONCERNING THE FUNDS AND THEIR SERIES, PLEASE SEE THE ACCOMPANYING PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------

    The minimum initial purchase payment for each Contract purchased is $1,000. However, for contracts purchased in connection with Individual Retirement Accounts (IRAs), the minimum initial purchase payment is $25 and for contracts purchased in connection with tax-qualified or employer sponsored plans, a minimum annual payment of $1,000 is required. For Contracts with a Maturity Date in the first Contract year, the minimum initial purchase payment is $10,000. In addition, a Contract Owner may authorize his bank to draw $25 or more from his personal checking account monthly to purchase Units in any available Sub-account or in the GIA. The amount the Contract Owner designates will be automatically invested on the date the bank draws on his account. If this "check-o-matic" privilege is elected, the minimum initial purchase payment is $25. This payment must accompany the application. Each subsequent purchase payment under a Contract must be at least $25.


    Generally, a Contract may not be purchased with respect to a proposed Annuitant who is eighty years of age or older. Total purchase payments in excess of $1,000,000 cannot be made without the permission of Phoenix. While the Annuitant is living and the Contract is in force, purchase payments may be resumed at any time before the Maturity Date of a Contract.


    Purchase payments received under the Contracts will be allocated to any Sub-account and/or to the GIA, or a combination thereof, in the proportion specified in the application for the Contract or as indicated by the Owner from time to time. Changes in the allocation of purchase payments will be effective as of receipt by VPMO by notice of election in a form satisfactory to Phoenix and will apply to any purchase payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by the Contract Owner.


DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------
PREMIUM TAX
    Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, the status of Phoenix within those states and the insurance tax laws of those states. Phoenix will pay any premium tax due and will only reimburse itself upon the earlier of partial withdrawal, surrender of the Contract, the Maturity Date or payment of death proceeds. For a list of states and premium taxes, see "Appendix B."


SALES CHARGES
    A deduction for contingent deferred sales charges (also referred to in this Prospectus as sales or surrender charges) for these Contracts may be taken from proceeds of withdrawals from, or complete surrender of, the Contracts if assets are not held under the Contract for a certain period of time (see chart below). No sales charge will be taken after the Annuity Period has begun except with respect to unscheduled withdrawals under Options K or L below (see "Annuity Options"). Any sales charge is imposed on a first-in, first-out basis.


    With respect to withdrawals or surrenders, up to 10% of the Contract Value may be withdrawn in a Contract Year, either in a lump sum or by multiple scheduled or unscheduled partial surrenders, without the imposition of a sales charge. During the first Contract Year, the 10% withdrawal without a sales charge is only available on Contracts issued on or after May 1, 1996 and will be determined based on the Contract Value at the time of the first partial surrender. In subsequent years, the 10% will be based on the previous Contract anniversary value. The deduction for sales charges, expressed as a percentage of the amount redeemed in excess of the 10% allowable amount, follows:


       AGE OF DEPOSIT IN              CONTINGENT DEFERRED
      COMPLETE YEARS FROM              SALES CHARGE AS A
       PAYMENT DATE UNIT                 PERCENTAGE OF
    RELEASED WAS CREDITED              AMOUNT WITHDRAWN
    ----------------------             ----------------
               0                              6%
               1                              5%
               2                              4%
               3                              3%
               4                              2%
               5                              1%
          6 and over                          0%

    In the event that the Annuitant dies before the Maturity Date of the Contract, the sales charge described in the table above will not apply.

    The total sales charges on a Contract will never exceed 9% of the total purchase payments, and the applicable level of sales charge cannot be changed with respect to outstanding Contracts. Sales charges imposed in connection with partial surrenders will be deducted from the Sub-accounts and the GIA on a pro rata basis. Any distribution costs not paid for by sales charges will be paid by Phoenix from the assets of the General Account.


CHARGES FOR MORTALITY AND EXPENSE RISKS
    While fixed annuity payments to Annuitants will reflect the investment performance of the applicable Series of the Fund during the Accumulation Period, the amount of such payments will not be decreased because of adverse mortality experience of Annuitants as a class or because of an increase in actual expenses of Phoenix over the expense charges provided for in the Contracts. Phoenix assumes the risk that Annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses.

    In assuming the mortality risks, Phoenix agrees to continue life annuity payments, determined in accordance with the annuity tables and other provisions of the Contract, to the Annuitant or other payee for as long as he or she may live.

    Phoenix charges each Sub-account the daily equivalent of 0.40% on an annual basis of the current value of the Sub-account's net assets for mortality risks assumed and the daily equivalent of 0.85% (0.60% for certain contracts issued prior to March 11, 1993) on an annual basis for expense risks assumed. (See the Contract's Schedule Pages). No mortality and expense risk charge is deducted from the GIA. If the percentage charges prove insufficient to cover actual insurance underwriting costs and excess administrative costs, then the loss will be borne by Phoenix; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to Phoenix. Any such profit may be used, as a part of Phoenix's General Account's assets, to meet sales expenses, if any, which are in excess of sales commission revenue generated from any sales charges. Phoenix has concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the Contracts will benefit the Account and the Contract Owners.

CHARGES FOR ADMINISTRATIVE SERVICES
    Phoenix is responsible for administering the Contract. In this connection, Phoenix, among other things, maintains an account for each Owner and Annuitant, makes all disbursements of benefits, furnishes administrative and clerical services for each Contract, makes disbursements to pay obligations chargeable to the Account, maintains the accounts, records, and other documents relating to the business of the Account required by regulatory authorities, causes the maintenance of the registration and qualification of the Account under laws administered by the Securities and Exchange Commission, prepares and distributes notices and reports to Owners, and the like. Phoenix also reimburses Phoenix Equity Planning Corporation for any expenses incurred by it as "principal underwriter." All organizational expenses of the Account are paid by Phoenix.

    To cover its fixed cost of administration, such as preparation of billings and statements of account, Phoenix generally charges each Contract $35 each year prior to the Contract's Maturity Date. This cost-based charge is deducted from each Sub-account and/or the GIA holding the assets of the Owner or on a pro rata basis from two or more Sub-accounts or the GIA in relation to their values under the Contract, and is not subject to increase but may be subject to decrease. This charge is deducted on the Contract anniversary date for services rendered since the preceding Contract anniversary date. Upon surrender of a Contract, where applicable, the entire annual administrative charge is deducted regardless of when the surrender occurs.

    Phoenix may reduce the sales charge or annual administrative charges for Contracts issued under tax-qualified plans other than IRAs and Contracts issued under group or sponsored arrangements, in all states except New York. Generally, sales costs per Contract vary with the size of the group or sponsored arrangement, its stability as indicated by its term of existence and certain characteristics of its members, the purposes for which the Contracts are purchased and other factors. The amounts of reductions will be considered on a case-by-case basis and will reflect the reduced administrative costs expected as a result of sales to a particular group or sponsored arrangement. In addition, Phoenix may reduce the annual administrative charge under a Contract to reflect lower administrative costs.


    No sales or annual administrative charges will be deducted for Contracts sold to registered representatives of the principal underwriter or to officers, directors and employees of Phoenix and their spouses; or to employees or agents who retire from Phoenix or Phoenix Equity Planning Corporation; or to registered representatives of broker/dealers with whom Phoenix Equity Planning Corporation has selling agreements, regardless as to their state of residence.


    OTHER CHARGES
    As compensation for investment management services, the Advisers are entitled to a fee, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each Series as summarized in the tables below:

                        PHOENIX INVESTMENT COUNSEL, INC.
                        --------------------------------


                                                      RATE FOR
                    RATE FOR FIRST  RATE FOR NEXT    EXCESS OVER
SERIES                $250,000,000   $250,000,000    $500,000,000
------                ------------   ------------   -------------
Money Market.......      .40%            .35%           .30%
Multi-Sector.......      .50%            .45%           .40%
Balanced...........      .55%            .50%           .45%
Allocation.........      .60%            .55%           .50%
Growth.............      .70%            .65%           .60%
International......      .75%            .70%           .65%
Theme..............      .75%            .70%           .65%


                   PHOENIX-ABERDEEN INTERNATIONAL ADVISOR, LLC
                   -------------------------------------------

SERIES
------
Asia...............      1.00%

                         PHOENIX REALTY SECURITIES, INC.
                         -------------------------------

                                                      RATE FOR
                    RATE FOR FIRST  RATE FOR NEXT    EXCESS OVER
SERIES               $1,000,000,000 $1,000,000,000  $2,000,000,000
------               -------------- --------------  --------------
Real Estate........      .75%            .70%           .65%

                          WANGER ASSET MANAGEMENT, L.P.
                          -----------------------------

                                                      RATE FOR
                    RATE FOR FIRST  RATE FOR NEXT    EXCESS OVER
SERIES                $100,000,000   $150,000,000   $250,000,000
------                ------------   ------------   ------------
U.S. Small Cap.....      1.00%           .95%           .90%
International
Small Cap..........      1.30%          1.20%           1.10%


    Each Series pays a portion or all of its total operating expenses other than the management fee. The Growth, Multi-Sector, Allocation, Money Market and Balanced Series will pay up to .15%; the International Series will pay up to
 .40%; the Real Estate, Theme and Asia Series will pay up to .25%; the U.S. Small Cap Series will pay up to .50%; and the International Small Cap Series will pay up to .60% of its total net assets.


    These Fund charges and other expenses are described more fully in the accompanying Fund prospectuses.

THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------
ACCUMULATION UNITS

    Initial purchase payments will be applied within two days if the application for a Contract is complete. If an incomplete application form is completed within five business days of receipt by VPMO, the initial purchase payment will be applied within two days of the completion of the application. In the event that VPMO does not accept the application within five business days or if an application is not completed within five business days of receipt by VPMO, then the purchase payment will be immediately returned. If the GIA is chosen, additional purchase payments are deposited on the date of receipt of such purchase payment at VPMO. If one or more of the Sub-accounts is chosen, additional purchase payments are applied to the purchase of Accumulation Units of the Sub-account(s) chosen, at the value of such Units next determined after the receipt of such purchase payment at VPMO. The number of Accumulation Units of a Sub-account purchased with a specific purchase payment will be determined by dividing the applied purchase payment by the value of an Accumulation Unit in that Sub-account next determined after receipt of the purchase payment. The value of the Accumulation Units of a Sub-account will vary depending upon the investment performance of the applicable Series of the Funds, the fee of the Fund's investment adviser and the charges and deductions made against the Sub-account.


ACCUMULATION UNIT VALUES
    At any date prior to the Maturity Date of the Contract, the total value of the Accumulation Units in a Sub-account which has been credited under a Contract can be computed by multiplying the number of such Units by the appropriate value of an Accumulation Unit in effect for such date. The value of an Accumulation Unit on a day other than a Valuation Date is the value of the Accumulation Unit on the next Valuation Date. The number of Accumulation Units in each Sub-account credited under each Contract and their current value will be reported to the Owner at least annually.

TRANSFERS

    A Contract Owner may, at any time but no later than 30 days prior to the Maturity Date of a Contract, elect to transfer all or any part of the Contract Value among one or more Sub-accounts or the GIA. Any such transfer from a Sub-account will result in the redemption of Accumulation Units and, if another Sub-account is selected, in the purchase of Accumulation Units on the basis of the respective values next determined after the receipt by VPMO of written notice of election in a form satisfactory to Phoenix. A transfer among Sub-accounts or the GIA does not automatically change the payment allocation schedule of a contract.


    A Contract Owner may also request transfers and changes in payment allocations among available Sub-accounts or the GIA by calling 800-447-4312 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time. Unless the Contract Owner elects in writing not to authorize telephone transfers or allocation changes, telephone transfer orders and allocation changes also will be accepted on behalf of the Contract Owner from his or her registered representative. Phoenix andPhoenix Equity Planning Corporation ("PEPCO") will employ reasonable procedures to confirm that telephone instructions are genuine. They will require verification of account information and will record telephone instructions on tape. All telephone transfers will be confirmed in writing to the Contract Owner. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, Phoenix and PEPCO may be liable for following telephone instructions for transfers that prove to be fraudulent. However, the Contract Owner would bear the risk of loss resulting from instructions entered by an unauthorized third party that Phoenix and PEPCO reasonably believe to be genuine. These telephone privileges may be modified or terminated at any time and during times of extreme market volatility, may be difficult to exercise. In such cases a Contract Owner should submit a written request.


    A Contract Owner also may elect to transfer funds automatically among the Sub-accounts or the GIA on a monthly, quarterly, semi-annual or annual basis under the Systematic Transfer Program for Dollar Cost Averaging ("Systematic Transfer Program"). Under this Systematic Transfer Program, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semi-annually, or $300 annually. A Contract Owner must have an initial value of $2,000 in the GIA or the Sub-account that funds will be transferred from (sending Sub-account), and if the value in that Sub-account or the GIA drops below the elected transfer amount, the entire remaining balance will be transferred and no more systematic transfers will be processed. Funds may be transferred from only one sending Sub-account or the GIA, but may be allocated to multiple receiving Sub-accounts. Under the Systematic Transfer Program, Contract Owners may transfer approximately equal amounts from the GIA over a minimum 18-month period.

    Upon completion of the Systematic Transfer Program, the Contract Owner must notify VPMO at (800) 447-4312 or in writing to VPMO to implement another Systematic Transfer Program.

    All transfers under the Systematic Transfer Program will be executed on the basis of the respective values as of the first of the month following receipt of the Systematic Transfer Program request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next business day.

    Unless Phoenix agrees otherwise or the Systematic Transfer Program has been elected, a Contract Owner may make only one transfer per Contract year from the GIA. Non-systematic transfers from the GIA will be effectuated on the date of receipt by VPMO except as otherwise may be requested by the Contract Owner.
For non-systematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the Contract Value in the GIA at the time of transfer.


    Phoenix reserves the right not to accept batched transfer instructions from registered representatives acting under powers of attorney for multiple Contract Owners unless the registered representative's broker-dealer firm and Phoenix have entered into a third party transfer service agreement.

    No sales charge will be assessed when a transfer is made. The date a payment was credited for the purpose of calculating the sales charge will remain the same notwithstanding the transfer. Currently, there is no charge for transfers; however, the Account reserves the right to charge a transfer fee of $10.00 per transfer after the first two in each Contract year to defray administrative costs. Currently, unlimited transfers are permitted; however, the Account reserves the right to limit the number of transfers made during each Contract year a Contract is in existence. When the temporary Money Market Allocation Amendment has been elected, no transfers may be made until the end of the free look period (see "Free Look Period"). However, Contract Owners will be permitted at least six transfers during each Contract year. THERE ARE ADDITIONAL RESTRICTIONS ON TRANSFERS FROM THE GIA AS DESCRIBED ABOVE AND IN APPENDIX A.


    Phoenix reserves the right to limit the number of Sub-accounts you may elect to a total of 18 at any one time and/or over the life of the Contract unless required to be less to comply with changes in federal and/or state regulation, including tax, securities and insurance law. As of the date of this Prospectus, this limitation has no effect because fewer Sub-accounts are offered.


SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS

    If the Annuitant is living, amounts held under the Contract may be withdrawn in whole or in part prior to the Maturity Date, or after the Maturity Date under Annuity Options K or L. Prior to the Maturity Date, the Contract Owner may withdraw up to 10% of the Contract Value in a Contract Year, either in a lump sum or by multiple scheduled or unscheduled partial surrenders, without the imposition of a sales charge. During the first Contract Year, the 10% withdrawal without a sales charge is only available on Contracts issued on or after May 1, 1996 and will be determined based on the Contract Value at the time of the first partial surrender. In all subsequent years the 10% will be based on the previous Contract anniversary value. A signed written request for withdrawal must be sent to VPMO. If the Contract Owner has not yet reached age 59 1/2, a 10% penalty tax will apply on taxable income withdrawn (see "Federal Income Taxes"). The appropriate number of Accumulation Units of a Sub-account will be redeemed at their value next determined after the receipt by VPMO of a written notice in a form satisfactory to Phoenix. Unless the Owner designates otherwise, Accumulation Units redeemed in a partial withdrawal will be redeemed in each Sub-account in the same proportion as the value of the Accumulation Units of the Contract is then allocated among the Sub-accounts. Also, Contract Values in the GIA will be withdrawn in a partial withdrawal in the same proportion as the Contract Value is then allocated to the GIA, unless the Owner designates otherwise. The redemption value of Accumulation Units may be more or less than the purchase payments applied under the Contract to purchase the Accumulation Units, depending upon the investment performance in each Sub-account. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances (see "Deferment of Payment"). There may be adverse tax consequences to certain surrenders and partial withdrawals (see "Surrenders or Withdrawals Prior to the Contract Maturity Date"). Certain restrictions on redemptions are imposed on Contracts used in connection with Internal Revenue Code Section 403(b) plans (see "Qualified Plans"; "Tax-Sheltered Annuities"). A deduction for sales charges may be imposed on partial withdrawals from, and complete surrender of, a Contract (see "Sales Charges"). Any sales charge is imposed on a first-in, first-out basis.

    Any request for a withdrawal from, or complete surrender of, a Contract should be mailed to Phoenix Variable Products Mail Operation, PO Box 8027, Boston, Massachusetts 02266-8027.

LAPSE OF CONTRACT
    If on any Valuation Date the Contract Value is zero, the Contract will immediately terminate and lapse without value. Within 30 days after this Valuation Date, Phoenix will notify the Contract Owner in writing that the Contract has lapsed.

PAYMENT UPON DEATH BEFORE MATURITY DATE

    If the Owner is the Annuitant and dies before the Contract Maturity Date, the death benefit will be paid under the Contract to the Owner/Annuitant's beneficiary. If the Owner and the Annuitant are not the same and the Annuitant dies prior to the Maturity Date, the contingent Annuitant becomes the Annuitant. If there is no contingent Annuitant, the death benefit will be paid to the Annuitant's beneficiary. The death benefit is calculated according to the following method. If the death occurred during the first six years following the Contract date, this payment would be equal to the greater of: (a) the sum of all purchase payments made under the Contract less any prior partial withdrawals (see "Surrender of Contract; Partial Withdrawals"); or (b) the Contract Value next determined following receipt of a certified copy of the death certificate at VPMO. If the death occurred during any subsequent six-year period, this payment would be equal to the greater of: (a) the death benefit that would have been payable at the end of the immediately preceding six-year period, plus any purchase payments made and less any partial withdrawals since such date, or (b) the Contract Value next determined following receipt of a certified copy of the death certificate at VPMO.


    If the Owner and the Annuitant are not the same and the Owner dies prior to the Maturity Date and there is no surviving joint Owner, upon receipt of due proof of death, Phoenix will fully surrender the Contract and pay the Cash Surrender Value (Contract Value less any applicable sales charge) to the Owner's beneficiary (see "Sales Charges").

    Payments will be made in a single sum to the beneficiary designated by the Owner prior to the Annuitant's death unless an optional method of settlement had been elected by the Owner. If an optional method of settlement had not been elected by the Owner, the beneficiary may elect an optional method of settlement in lieu of a single sum. No deduction is made for sales or other expenses upon such election (see "Sales Charges"). Notwithstanding the foregoing, if the amount to be paid is less than $2,000, it will be paid in a single sum (see "Annuity Options"). Depending upon state law, the payment to the beneficiary may avoid probate.


NEW YORK INDIVIDUAL CONTRACTS ISSUED ON OR AFTER MAY 1, 1997
--------------------------------------------------------------------------------
    Individual Contracts issued in New York on or after May 1, 1997, have certain differences from the other individual Contracts described in this Prospectus. Other than the differences noted in this section, the Contracts are the same as the other individual Contracts. These differences are reflected in the "Summary of Expenses for Individual Contracts in New York issued on or after May 1, 1997."

SALES CHARGES
    A deduction for contingent deferred sales charges for these Contracts may be taken from proceeds of withdrawals from, or complete surrender of, the Contract if assets are not held under the Contract for a certain period (see the chart below). Sales charges are not taken after the Annuity Period has begun, except with respect to unscheduled withdrawals under Options K or L (see Annuity Options). A sales charge is not imposed on amounts payable because of the death of the Annuitant or Owner.

    With respect to withdrawals or surrenders, up to 10% of the Contract Value may be withdrawn in a Contract Year, either in a lump sum or by multiple scheduled or unscheduled partial surrenders, without imposition of the sales charge. During the first Contract Year, the 10% will be based on the Contract Value at the time of the first partial surrender. In subsequent years, the 10% will be based on the previous Contract anniversary value. The deduction for sales charges, expressed as a percentage of the amounts redeemed greater than the 10% allowable amount is as follows:


                                         CONTINGENT DEFERRED
          AGE OF DEPOSIT IN COMPLETE      SALES CHARGE AS A
           YEARS FROM PAYMENT DATE         PERCENTAGE OF
          UNIT RELEASED WAS CREDITE      AMOUNT WITHDRAWN
          -------------------------      ----------------
                       0                          7%
                       1                          6%
                       2                          5%
                       3                          4%
                       4                          3%
                       5                          2%
                       6                          1%
               7 and thereafter                   0%

    In the event of the death of the Annuitant or Owner before the Maturity Date, the sales charge described in the table above will not apply.

DAILY ADMINISTRATIVE FEE
    Phoenix charges each Sub-account the daily equivalent of 0.125% annually of the accumulated value of the Sub-account to cover its variable costs of administration (such as printing and distribution of materials pertaining to Contract Owner meetings). This cost-based fee is not deducted from the GIA nor from Contracts sold to registered representatives of PEPCO or broker/dealers with whom PEPCO has selling agreements, or to officers, directors and employees of Phoenix or its affiliates and their spouses or to employees or agents who retire from Phoenix or its affiliates or PEPCO.

MATURITY DATE
    The Maturity Date cannot be earlier than five years from the inception of the Contract, nor later than the Annuitant's age 95.

PAYMENT UPON DEATH BEFORE MATURITY DATE
    If the Owner/Annuitant dies before the Contract Maturity Date, the death benefit will be paid under the Contract to the Owner/Annuitant's beneficiary. If the Owner and the Annuitant are not the same and the Annuitant dies prior to the Maturity Date, the contingent Annuitant becomes the Annuitant. If there is no contingent Annuitant, the death benefit will be paid to the Annuitant's beneficiary. Upon the death of the Annuitant or an Owner/Annuitant who has not yet attained age 85, the death benefit (less any deferred premium tax) is calculated according to the following method:

    1. Death occuring in the first Contract Year -- the greater of:

       a.  100% of purchase payments, less any withdrawals; or

       b. the Contract Value next determined following receipt of a certified copy of the death certificate at VPMO.

    2. Death occuring in the second Contract Year or any subsequent Contract Year -- the greater of:

       a. the death benefit at the end of the previous Contract Year, plus 100% of purchase payments, less any withdrawals made since that date; or

       b. the Contract Value next determined following receipt of a certified copy of the death certificate at VPMO.

    After the Annuitant's age 85, the death benefit (less any deferred premium tax) equals the Contract Value (no surrender charge is imposed) next determined following receipt of a certified copy of the death certificate at VPMO.

    Upon the death of an Owner who is not the Annuitant, provided that there is no surviving joint Owner, the death proceeds will be paid to the Owner's Beneficiary. The amount of death benefit payable is equal to the greater of:

       a.  100% of purchase payments, less withdrawals; or

       b. the Contract Value next determined following receipt of a certified copy of the death certificate at VPMO.

    If the Owner or Owner/Annuitant's beneficiary elects to defer payment of the death proceeds for a period longer than one Contract Year, the death proceeds that will be payable upon distribution is equal to the greater of:

       a.  100% of purchase payments, less withdrawals; or

       b. the Contract Value next determined following written authorization for distribution and; receipt of a certified copy of the death certificate at VPMO.

    Payments will be made in a single sum to the beneficiary designated by the Owner prior to the Annuitant's death unless an optional method of settlement had been elected by the Owner. If an optional method of settlement had not been elected by the Owner, the beneficiary may elect an optional method of settlement in lieu of a single sum. No deduction is made for sales or other expenses upon such election (see "Sales Charges"). Notwithstanding the foregoing, if the amount to be paid is less than $2,000, it will be paid in a single sum (see "Annuity Options"). Depending upon state law, the payment to the beneficiary may avoid probate and the death benefit may be reduced by any premium tax due (see "Premium Tax").


GROUP CONTRACTS
--------------------------------------------------------------------------------
    Contracts may be purchased by employers (or trusts) to fund tax-qualified pension or profit-sharing plans such as defined contribution and defined benefit plans ("Group Contracts"). Group Contracts may be purchased on an "allocated" or "unallocated" basis. In most respects the Group Contracts are the same as the Contracts purchased on an individual basis described elsewhere in this Prospectus; however, there are certain differences as described in this section. Phoenix may limit the payments made under a Group Contract to $1,000,000 and reserves the right to terminate a Group Contract after 20 years.

    The GIA, all of the Series of The Phoenix Edge Series Fund and Wanger Advisors Trust are available for investment.

ALLOCATED GROUP CONTRACTS
    Under an allocated Group Contract, the Contract Owner is the trust to whom the Contract is issued. However, individual participant accounts are maintained and the Contract Owner passes on certain rights to the plan participants such as the right to choose Sub-accounts, and transfer amounts between Sub-accounts.

    Under an allocated Group Contract, a minimum initial purchase payment of $25 per participant account is required. Subsequent payments per participant account must be at least $25 and must total at least $300 per Contract year. The annual administrative service charge under an allocated Group Contract is currently $15 per participant account; it is guaranteed not to exceed $30. If amounts are withdrawn within a certain number of years after deposit, a sales charge will apply as described with respect to individual Contracts in the section, "Deductions and Charges--Sales Charges," unless the withdrawal is for payment of a plan benefit upon a plan participant's death, disability, demonstration of financial hardship, or termination of employment or retirement (provided the Group Contract participant account has been maintained for at least five years or the participant is age 55 or older), or for the purchase of another annuity contract, a Retired Life Certificate or election of a Life Expectancy Distribution option from Phoenix. A sales charge will apply to all other withdrawals within a certain number of years after deposit as described in the section, "Deductions and Charges--Sales Charges;" there is no 10% free withdrawal privilege under allocated Group Contracts.

    Under Group Contracts issued in New York, the sales charge will not be applied to amounts exceeding the total of purchase payments made under the Contract (calculated at their initial value). In addition, if the Contract has been in force for at least twenty years and Phoenix terminates the Contract, no sales charge will apply.

    Upon the death of a participant, a death benefit will be paid to the Contract Owner. The Contract Owner may then distribute the death benefit in accordance with the terms of the plan. If the death occurred during the first six years following the Contract date, this payment would be equal to the greater of: (a) the sum of all purchase payments made by the participant less any prior withdrawals or (b) the participant's accumulated value under the Contract. If the death occurred during any subsequent six-year period, this payment would equal the greater of: (a) the death benefit that would have been payable at the end of the immediately preceding six-year period, plus any purchase payments made and less any partial withdrawals since such date or (b) the participant's accumulated value under the Contract.

    Loans and hardship withdrawals will be available under Internal Revenue Code of 1986 Section 401(k) plans after January 1, 1996. If the plan permits loans, a partial withdrawal from the participant's account value may be requested. The partial withdrawal for the loan must be at least $1,000 and the participant's remaining account value must be at least $2,000. A contingent deferred sales charge will not apply to such a partial withdrawal. A $125 administrative charge per partial withdrawal will apply and this amount may be increased in the future. Loan repayments, including any interest, will be allocated to the participant's Sub-accounts in the same proportion as new payments.

UNALLOCATED GROUP CONTRACTS
    Under an unallocated Group Contract, the Contract Owner is the trust to whom the Contract is issued. The Contract Owner exercises all rights under the Contract on behalf of plan participants; no participant accounts are maintained under the Contract.

    Under an unallocated Group Contract, a minimum initial purchase payment of $5,000 is required and subsequent payments also must be at least $5,000. The annual administrative service charge under an unallocated Group Contract is currently $300; it is guaranteed not to exceed $500.

    If amounts are withdrawn in the early Contract years, a sales charge may apply unless the withdrawal is for the payment of a plan benefit related to the death or disability of a plan participant or the purchase of another annuity contract or Life Expectancy Distribution option from Phoenix. A deduction for a sales charge for an unallocated Group Contract may be taken from the proceeds of a withdrawal from, or complete surrender of, the Contract if the withdrawal is not related to the payment of a plan benefit or the purchase of an annuity as described above and the Contract has not been held for a certain period of time (see chart below). However, withdrawals of up to 15% of the payments made under a Contract in the first Contract year and up to 15% of the Contract Value as of the previous Contract anniversary may be made each year without imposition of a sales charge for payment of plan benefits related to termination of employment or retirement. The deduction for sales charges, expressed as a percentage of the amount redeemed in excess of the 15% allowable amount, is as follows:


                                CONTINGENT DEFERRED SALES CHARGE
          CONTRACT YEAR        AS A PERCENTAGE OF AMOUNT WITHDRAWN
          -------------        -----------------------------------
                0                              6%
                1                              6%
                2                              6%
                3                              6%
                4                              6%
                5                              5%
                6                              4%
                7                              3%
                8                              2%
                9                              1%
           10 and over                         0%

    The total deferred sales charges on a Contract will never exceed 9% of the total purchase payments, and the applicable level of sales charge cannot be changed with respect to outstanding Contracts.

    Under Group Contracts issued in New York, the sales charge will not be applied to amounts exceeding the total of purchase payments made under the Contract (calculated at their initial value). In addition, if the Contract has been in force for at least twenty years and Phoenix terminates the Contract, no sales charge will apply.

    Upon the death of a participant, a death benefit will be paid to the Contract Owner. The Contract Owner may then distribute the death benefit in accordance with the terms of the plan.

THE ANNUITY PERIOD
--------------------------------------------------------------------------------
VARIABLE ACCUMULATION ANNUITY CONTRACTS
    Annuity payments will commence on the Contract's Maturity Date if the Annuitant is then living and the Contract is then in force. On the Maturity Date and thereafter, investment in the Account is continued unless a Fixed Payment Annuity is elected. No sales charge is taken. Each Contract will provide, at the time of its issuance, for a Variable Payment Life Annuity with Ten Year Period Certain unless a different annuity option is elected by the Owner (see "Annuity Options"). Under a Variable Payment Life Annuity with Ten Year Period Certain, annuity payments, which may vary in amount based on the performance of the Sub-account selected, are made monthly for life and, if the Annuitant dies within ten years after the Maturity Date, the Annuitant's beneficiary will be paid the payments remaining in the ten-year period. A different form of annuity may be elected by the Owner prior to the Maturity Date. Once annuity payments have commenced, the Annuity Option may not be changed.

    If the amount to be applied on the Maturity Date is less than $2,000, Phoenix may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an Annuity Option would be less than $20, Phoenix also may make a single sum payment equal to the total Contract Value on the date the initial payment would be payable, in place of all other benefits provided by the Contract, or, make periodic payments quarterly, semi-annually or annually in place of monthly payments.

    Each Contract specifies a provisional Maturity Date at the time of its issuance. The Owner may subsequently elect a different Maturity Date. The Maturity Date shall not be earlier than the first Contract anniversary unless a variable payment option is elected (Options I, J, K, L, M or N), or later than the Contract anniversary nearest the Annuitant's 85th birthday unless the Contract is issued in connection with certain qualified plans. Under qualified plans, the Maturity Date must be such that distributions begin no later than April 1st following the Annuitant's attained age 70 1/2, unless you and Phoenix agree otherwise.


    The Maturity Date election shall be made by written notice and must be received by VPMO thirty days before the provisional Maturity Date. If a Maturity Date, which is different from the provisional Maturity Date of the Contract, is not elected by the Owner, the provisional Maturity Date becomes the Maturity Date. Particular care should be taken in electing the Maturity Date of a Contract issued under a Tax-Sheltered Annuity, a Keogh Plan or an IRA plan. (See "Tax-Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts.")


ANNUITY OPTIONS
    Unless an alternative annuity payment option is elected on or before the Maturity Date, the amounts held under a Contract on the Maturity Date will be automatically applied to provide a 10-year period certain variable payment monthly life annuity based on the life of the Annuitant under Option I described below. Any annuity payments falling due after the death of the Annuitant during the period certain will be paid to the Annuitant's beneficiary. Each annuity payment will be based upon the value of the Annuity Units credited to the Contract. The number of Annuity Units in each Sub-account to be credited is based on the value of the Accumulation Units in that Sub-account and the applicable annuity purchase rate. The purchase rate differs according to the payment option selected and the age of the Annuitant. The value of the Annuity Units will vary with the investment performance of each Sub-account to which Annuity Units are credited based on an assumed investment return of 4 1/2% per year. This rate is a fulcrum rate around which Variable Annuity payments will vary to reflect whether actual investment experience of the Sub-account is better or worse than the assumed investment return. The assumed investment rate and the calculation of variable income payments for such 10-year period certain variable payment life annuity and for Options J and K described below are described in more detail in the Contract and in the Statement of Additional Information.


    In lieu of the 10-year period certain variable payment life annuity (see "Option I--Variable Payment Life Annuity with Ten Year Period Certain"), the Owner may, by written request received by VPMO on or before the Maturity Date of the Contract, elect any of the other annuity payment options described below. If the Maturity Date occurs in the first Contract year, only Options I, J, K, L, M or N may be elected. No surrender charge will be assessed under any annuity option unless unscheduled withdrawals are made under Annuity Options K or L.


    The level of annuity payments payable under the following options is based upon the option selected and, depending on the option chosen, such factors as the age at which payments begin, the form of annuity, annuity purchase rates, assumed investment return (for variable payment annuities), and the frequency of payments.

    Phoenix deducts a daily charge for mortality and expense risks from Contract Values held in the Sub-accounts (see "Charges For Mortality and Expense Risks"). Therefore, electing Option K will result in a deduction being made even though Phoenix assumes no mortality risk under that option.

    OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
    Provides a monthly income for the life of the Annuitant. In the event of death of the Annuitant, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a ten year period certain will provide a total of 120 monthly payments.
The certain period may be 5, 10, or 20 years.

    OPTION B--NON-REFUND LIFE ANNUITY
    Provides a monthly income for the lifetime of the Annuitant. No income is payable after the death of the Annuitant.

    OPTION C--DISCONTINUED

    OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
    Provides a monthly income for the lifetimes of both the Annuitant and a joint annuitant as long as either is living. In the event of the death of the Annuitant or joint annuitant, the annuity income will continue for the life of the survivor. The amount to be continued to the survivor may be 100% or 50% of the amount of the joint annuity payment, as elected at the time the annuity option is chosen. No income is payable after the death of the survivor annuitant.

    Under Option D, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the Contract.

    OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    Provides a monthly income for the life of the Annuitant. In the event of the Annuitant's death, the annuity income will continue to the Annuitant's beneficiary until the amount applied to purchase the annuity has been distributed.


    OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN Provides a monthly income for the lifetime of both the Annuitant and a joint annuitant as long as either is living. In the event of the death of the Annuitant or joint annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the elected period certain, the annuity income will continue to the named beneficiary until the end of the elected period certain. For example, a ten year period certain will provide a total of 120 monthly payments. A period certain of either 10 or 20 years may be chosen.

    Under Option F, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the Contract.

    OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    Provides equal income installments for a specified period of years whether the Annuitant lives or dies. Any specified whole number of years from 5 to 30 years may be elected.

    OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the Annuitant dies prior to the end of the elected period certain, annuity payments will continue to the Annuitant's beneficiary until the end of the elected period certain.

    OPTION I--VARIABLE PAYMENT LIFE ANNUITY WITH TEN YEAR PERIOD CERTAIN
    Unless another annuity option has been elected, this option will automatically apply to any Contract proceeds payable on the Maturity Date. It provides a variable payout monthly annuity based on the life of the Annuitant. In the event of the death of the Annuitant, the annuity payments are made to the Annuitant's beneficiary until the end of the ten year period. The ten-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the Sub-accounts to which proceeds are applied.

    OPTION J--JOINT SURVIVOR VARIABLE PAYMENT LIFE ANNUITY WITH
    TEN YEAR PERIOD CERTAIN
    Provides a variable payout monthly annuity while the Annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the Sub-accounts to which proceeds are applied. Under Option J, the joint annuitant must be named at the time the option is selected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the Contract.

    OPTION K--VARIABLE PAYMENT ANNUITY FOR A SPECIFIED PERIOD

    Provides variable payout monthly income installments for a specified period of time, whether the Annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30. However, the period certain selected by the beneficiary of any death benefit under the Contract may not extend beyond the life expectancy of such beneficiary. A Contract Owner may request an unscheduled withdrawal representing part or all of the remaining

Contract Value (less any applicable contingent deferred sales charge) at any time under Option K.

    OPTION L--VARIABLE PAYMENT LIFE EXPECTANCY ANNUITY
    Provides a variable payout monthly income payable over the Annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the Annuitant and joint annuitant. A Contract Owner may request an unscheduled withdrawal representing part or all of the remaining Contract Value at anytime under Option L. Upon the death of the Annuitant (and joint annuitant, if there is a joint annuitant), the remaining Contract Value (less any applicable contingent deferred sales charge) will be paid in a lump sum to the Annuitant's beneficiary.

    OPTION M--UNIT REFUND VARIABLE PAYMENT LIFE ANNUITY
    Provides variable monthly payments as long as the Annuitant lives. If the Annuitant dies, the Annuitant's beneficiary will receive the value of the remaining Annuity Units in a lump sum.

    OPTION N--VARIABLE PAYMENT NON-REFUND LIFE ANNUITY
    Provides a variable monthly income for the life of the Annuitant. No income or payment to a beneficiary is paid after the death of the Annuitant.

    OTHER OPTIONS AND RATES
    Phoenix may offer other annuity options at the Maturity Date of a Contract. In addition, in the event that current settlement rates are more favorable than the applicable rates guaranteed under Group Contracts issued in NY only and for all Contracts regardless of state of issue, the more favorable rates shall be used in determining the amount of any annuity payment under the Annuity Options above.

    OTHER CONDITIONS
    Federal income tax requirements currently applicable to Keogh and Individual Retirement Account plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse or designated beneficiary.

    Federal income tax requirements also provide that participants in qualified plans or IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. The distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy, or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions
(LEDs). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of Contract Year, amounts up to the required minimum distribution may be withdrawn without a deduction for sales charges, even if the minimum distribution exceeds the 10% allowable amount (see "Sales Charges"). Also, amounts withdrawn that have not been held under a Contract for at least six years and are in excess of the greater of the minimum distribution and the 10% free available amount will be subject to any applicable sales charge.

    If the initial monthly annuity payment under an Annuity Option would be less than $20, Phoenix may make a single sum payment equal to the Contract Value on the date the initial payment would be payable, in place of all other benefits provided by the Contract, or, may make periodic payments quarterly, semi-annually or annually in place of monthly payments.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an Owner who is also the Annuitant dies on or after the Maturity Date, except as may otherwise be provided under any supplementary contract between the Owner and Phoenix, Phoenix will pay to the Owner/Annuitant's beneficiary any annuity payments due during any applicable period certain under the Annuity Option in effect on the Annuitant's death. If the Annuitant who is not the Owner dies on or after the Maturity Date, Phoenix will pay any remaining annuity payments to the Annuitant's beneficiary according to the payment option in effect at the time of the Annuitant's death. If an Owner who is not the Annuitant dies on or after the Maturity Date, Phoenix will pay any remaining annuity payments to the Owner's beneficiary according to the payment option in effect at the time of the Owner's death.

VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------
VALUATION DATE--A Valuation Date is every day the New York Stock Exchange is open for trading. The New York Stock Exchange is scheduled to be closed for trading on the following days: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Board of Directors of the Exchange reserves the right to change this schedule as conditions warrant. On each Valuation Date, the value of the Separate Account is determined at the close of the New York Stock Exchange (currently 4:00 p.m. Eastern Time).

VALUATION PERIOD--A Valuation Period is that period of time from the beginning of the day following a Valuation Date to the end of the next following Valuation Date.

ACCUMULATION UNIT VALUE--The value of one Accumulation Unit was set at $1.0000 on the date assets were first allocated to each Sub-account. The value of one Accumulation Unit on any subsequent Valuation Date is determined by multiplying the immediately preceding Accumulation Unit Value by the applicable Net Investment Factor for the Valuation Period ending on such Valuation Date.

NET INVESTMENT FACTOR--The Net Investment Factor for any Valuation Period is equal to 1.000000 plus the applicable net investment rate for such Valuation Period. A Net Investment Factor may be more or less than 1.000000. To determine the net investment rate for any Valuation Period for the funds allocated to each Sub-account, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the Sub-account for such Valuation Period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the Valuation Period for mortality and expense risk charges (see "Charges For Mortality and Expense Risks") and (c) the results of (a) as adjusted by (b) are divided by the aggregate Unit Values in the Sub-account at the beginning of the Valuation Period.

MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------
ASSIGNMENT
    Owners of Contracts issued in connection with non-tax qualified plans may assign their interest in the Contract without the consent of the beneficiary. A written notice of such assignment must be filed with Variable Products Operations before it will be honored.

    A pledge or assignment of a Contract is treated as payment received on account of a partial surrender of a Contract. (See "Surrenders or Withdrawals Prior to the Contract Maturity Date.")

    In order to qualify for favorable tax treatment, Contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than Phoenix.

DEFERMENT OF PAYMENT

    Payment of the Contract Value in a single sum upon a withdrawal from, or complete surrender of, a Contract ordinarily will be made within seven days after receipt of the written request by VPMO. However, payment of the value of any Accumulation Units may be postponed at times (a) when the New York Stock Exchange is closed, other than customary weekend and holiday closings, (b) when trading on the Exchange is restricted, (c) when an emergency exists as a result of which disposal of securities in the Fund is not reasonably practicable or it is not reasonably practicable to determine the Contract Value or (d) when a governmental body having jurisdiction by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.


FREE LOOK PERIOD

    Phoenix may mail the Contract to the Owner or it may be delivered in person. An Owner may surrender a Contract for any reason within 10 days after its receipt and receive in cash the adjusted value of the initial purchase payment. (A longer free look period may be provided in the Contract Owner's state.) The Owner may receive more or less than the initial payment depending on investment experience within the Sub-account during the free look period, unless the Contract was issued with a Temporary Money Market Allocation Amendment, in which case the initial purchase payment will be refunded.


    If the Contract Owner elected on the application to have the Temporary Money Market Allocation Amendment issued with the Contract, or resides in a state that requires the Contract to be issued with the Temporary Money Market Allocation Amendment, Phoenix temporarily allocates the initial purchase payment to the Money Market Sub-account. Under this Amendment, if the Contract Owner surrenders the Contract during the Free Look Period, the initial purchase payment is refunded. At the expiration of the Free Look Period, the value of the Accumulation Units held in the Money Market Sub-account is allocated among the available Sub-accounts of the Account or the GIA in accordance with the Contract Owner's allocation instructions on the application.

    If the initial purchase payment, or any portion thereof, was allocated to the GIA, that payment (or portion) and any earned interest is refunded.

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the Contract may need to be approved by Contract Owners and state insurance departments. A change in the Contract which necessitates a corresponding change in the Prospectus or the Statement of Additional Information must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    Although Phoenix believes it to be highly unlikely, it is possible that in the judgment of its management, one or more of the Series of the Funds may become unsuitable for investment by Contract Owners because of a change in investment policy, or a change in the tax laws, or because the shares are no longer available for investment. In that event, Phoenix may seek to substitute the shares of another Series or the shares of an entirely different mutual fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.

OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a Contract is both the Owner and the Annuitant and is entitled to exercise all the rights under the Contract. However, the Owner may be an individual or entity other than the Annuitant. Spouses may own a Contract as joint Owners. Transfer of the ownership of a Contract may involve federal income tax consequences, and a qualified adviser should be consulted before any such transfer is attempted.

FEDERAL INCOME TAXES
--------------------------------------------------------------------------------
INTRODUCTION
    The Contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("Qualified Plans") under the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits of the Contract Owner, Annuitant or beneficiary depends on Phoenix's tax status, on the type of retirement plan for which the Contract is purchased, and upon the tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon Phoenix's understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "Service"). For a discussion of federal income taxes as they relate to the Fund, please see the accompanying Prospectuses for the Funds.

TAX STATUS
    Phoenix is taxed as a life insurance company under Part 1 of Sub-chapter L of the Code. Since the Account is not a separate entity from Phoenix and its operations form a part of Phoenix, it will not be taxed separately as a "regulated investment company" under

Sub-chapter M of the Code. Investment income and realized capital gains on the assets of the Account are reinvested and taken into account in determining the Contract Value. Under existing federal income tax law, the Account's investment income, including realized net capital gains, is not taxed to Phoenix. Phoenix reserves the right to make a deduction for taxes should they be imposed with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL
    Section 72 of the Code governs taxation of annuities. In general, a Contract Owner is not taxed on increases in value of the Units held under a Contract until some form of distribution is made under the Contract. However, in certain cases, the increase in value may be subject to tax currently. In the case of Contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of Contracts not meeting the diversification requirements, see "Diversification Standards."

    1.   SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT MATURITY DATE.
         Code Section 72 provides that a total or partial surrender from a Contract prior to the Contract Maturity Date will be treated as taxable income to the extent the amounts held under the Contract exceed the "investment in the Contract." The "investment in the Contract" is that portion, if any, of purchase payments (premiums paid) by or on behalf of an individual under a Contract that is not excluded from the individual's gross income. However, under certain types of Qualified Plans there may be no investment in the Contract within the meaning of Code Section 72, so that the total amount of all payments received will be taxable. The taxable portion is taxed as ordinary income in an amount equal to the value of the Contract or portion thereof that is pledged or assigned. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a partial surrender of a Contract. Similar rules apply to amounts received under Qualified Plans, in most cases.


    2.   SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT MATURITY DATE.
         Upon receipt of a lump sum payment under the Contract, the recipient is taxed on the portion of the payment that exceeds the investment in the Contract. Ordinarily, such taxable portion is taxed as ordinary income. Under certain circumstances, the proceeds of a surrender of a Contract may qualify for "lump sum distribution" treatment under Qualified Plans. See your tax adviser if you think you may qualify for "lump sum distribution" treatment.

         For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the Contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

         Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies Variable Products Operations of that election.

    3.   PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS.
         With respect to amounts surrendered or distributed before the taxpayer reaches age 59 1/2, a penalty tax is imposed equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the Contract Owner (or where the Contract Owner is not an individual, the death of the "Primary Annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code
    Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans.); (v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code
    Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

         If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

ADDITIONAL CONSIDERATIONS
    1.   DISTRIBUTION-AT-DEATH RULES.
         In order to be treated as an annuity contract for federal income tax purposes, a Contract must provide the following two distribution rules: (a) if the Contract Owner dies on or after the Contract Maturity Date, and before the entire interest in the Contract has been distributed, the remainder of the Contract Owner's interest will be distributed at least as quickly as the method in effect on the Contract Owner's death; and (b) if a Contract Owner dies before the Contract Maturity Date, the Contract Owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary may be annuitized over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary, and must commence within one (1) year after the Contract Owner's date of death. If the beneficiary is the spouse of the Contract Owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as Contract Owner. These distribution requirements do not apply to annuity contracts under Qualified Plans (other than Code Section 457 Plans).

         If the Annuitant, who is not the Contract Owner, dies before the Maturity Date and there is no Contingent Annuitant, the Annuitant's beneficiary must elect within 60 days whether to receive the death benefit in a lump sum or in periodic payments commencing within one (1) year.

         If the Contract Owner is not an individual, the death of the Annuitant, is considered to be the death of the Contract Owner. In addition, when the Contract Owner is not an individual, a change in the primary Annuitant is treated as the death of the Contract Owner. Finally, in the case of non-spousal joint Contract Owners the distribution will be required at the death of the first of the Contract Owners.

    2.   TRANSFER OF ANNUITY CONTRACTS.
         Transfers of non-qualified Contracts prior to the Maturity Date for less than full and adequate consideration to the Contract Owner at the time of such transfer, will trigger tax on the gain in the Contract, with the transferee getting a step-up in basis for the amount included in the Contract Owner's income. This provision does not apply to transfers between spouses or incident to a divorce.

    3.   CONTRACTS OWNED BY NON-NATURAL PERSONS.
         If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in the net surrender value less the premium paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a Contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the Contract is held under a qualified plan, a Tax Sheltered Annuity program, or an IRA, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity.

    4.   SECTION 1035 EXCHANGES.
         Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the Contract Owner's investment in the Contract, will continue to apply. In contrast, Contracts issued on or after January 19, 1985, in a Code Section 1035 exchange, are treated as new Contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code
    Section 1035 transactions. Prospective Contract Owners wishing to take advantage of Code Section 1035 should consult their tax advisers.

    5.   MULTIPLE CONTRACTS.
         Code Section 72(e)(11)(A)(ii) provides that for Contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all non-qualified deferred annuity contracts issued by the same insurer (or affiliate) to the same Contract Owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the Contract Maturity Date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

         The Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same Contract Owner. Accordingly, a Contract Owner should consult a competent tax adviser before purchasing more than one Contract or other annuity contracts.

DIVERSIFICATION STANDARDS
    1.   DIVERSIFICATION REGULATIONS.
         To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each Series of the Funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each quarter of a calendar year no more than 55% of the value of the assets of the Funds are represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. A "look-through" rule applies to treat a pro rata portion of each asset of the Funds as an asset of the Account, and each Series of the Funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each Government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

         In connection with the issuance of the Diversification Regulations, the Treasury announced that such regulations do not provide guidance concerning the extent to which Contract Owners may direct their investments to particular divisions of a separate account. Regulations or a revenue ruling in this regard may be issued in the future. It is not clear, at this time, what these regulations or the revenue ruling will provide. It is possible that when issued, the Contract may need to be modified to comply with such rules. For these reasons, Phoenix reserves the right to modify the Contract, as necessary, to prevent the Contract Owner from being considered the owner of the assets of the Account.

         Phoenix has represented that it intends to comply with the Diversification Regulations to assure that the Contracts continue to be treated as annuity contracts for federal income tax purposes.

    2.   DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS.
         Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the Qualified Plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of Qualified Plan Contracts from application of the diversification rules, all investments of the Phoenix Qualified Plan Contracts (i.e., the Funds) will be structured to comply with the diversification standards because the Funds serve as the investment vehicle for non-qualified Contracts as well as Qualified Plan Contracts.

QUALIFIED PLANS
    The Contracts may be used with several types of Qualified Plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-Sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contracts with the various types of Qualified Plans. Participants under such Qualified Plans as well as Contract Owners, Annuitants, and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, Phoenix will accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the Retirement Equity Act (REA). Consequently, a Contract Owner's beneficiary designation or elected payment option may not be enforceable.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the rollover rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled-over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs, except a) distributions required under the Code, and b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more.

    Numerous changes have been made to the income tax rules governing Qualified Plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, and maximum contributions; required distributions; penalty taxes on early or insufficient distributions, and income tax withholding on distributions. The following are brief descriptions of the various types of Qualified Plans and of the use of the contracts in connection therewith.

    1.   TAX-SHELTERED ANNUITIES.
         Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3) to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of purchase payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as "TSAs."

         For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a Contract Owner's ability to make partial withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to purchase payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a Contract Owner to make a surrender or partial withdrawal only (A) when the employee attains age 59 1/2, separates from service, dies, or becomes disabled (as defined in the Code), or (B) in the case of hardship. In the case of hardship, the amount distributable cannot include any income earned under the Contract.

         The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

         In addition, in order for certain types of contributions under a Code
    Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract Owners should consult their employers to determine whether the employer has complied with these rules.

    2.   KEOGH PLANS.
         The Self-Employed Individual Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish "Keoghs," or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the Internal Revenue Service.

    3.   INDIVIDUAL RETIREMENT ACCOUNTS.
         Code Section 408 permits eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount which may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, distributions from certain other types of Qualified Plans may be placed on a tax-deferred basis into an IRA.

    4.   CORPORATE PENSION AND PROFIT-SHARING PLANS.
         Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder (see "Group Contracts").

         As a general rule, the maximum amount which an employer may contribute on behalf of a Participant to a defined benefit plan is the amount necessary to fund an annual benefit equal to the lesser of 100% of compensation or $120,000. If the plan is a defined contribution plan, the maximum contribution is the lesser of 25% of compensation or $30,000 for each Participant. If the plan is a profit-sharing plan, the amount which the employer may deduct cannot exceed 15% of the compensation otherwise paid to participating employees in the taxable year. Under a profit-sharing plan which includes a cash or deferral provision described in Section 401(k) of the Code, elective deferral contributions are limited to $9,500 a year, or less in the case of a highly compensated employee (as defined by the code) where certain non-discriminatory percentage tests require a lower limit.

    5.   DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE
         FOR  STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT
         ORGANIZATIONS.
         Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The Contracts may be used in connection with these plans; however, under these plans the Contract Owner is the plan sponsor, and the individual participants in the plans are the Annuitants. Under such Contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the Contracts.

    6.   SEEK TAX ADVICE.
         The above description of federal income tax consequences of the different types of Qualified Plans which may be funded by the Contracts offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------
    The principal underwriter of the Contracts is Phoenix Equity Planning Corporation ("PEPCO"). Contracts may be purchased through registered representatives of W. S. Griffith & Co., Inc. ("W. S. Griffith") licensed to sell Phoenix insurance policies and annuity contracts. W. S. Griffith is an indirect wholly-owned subsidiary of Phoenix. PEPCO is an indirect, majority-owned subsidiary of Phoenix. Contracts also may be purchased through other broker-dealers or entities registered under the Securities Exchange Act of 1934, whose representatives are authorized by applicable law to sell Contracts under terms of agreement provided by PEPCO and terms of agreement provided by Phoenix.

    Although the Glass-Steagall Act prohibits banks and bank affiliates from engaging in the business of underwriting securities, banking regulators have not indicated that such institutions are prohibited from purchasing variable annuity contracts upon the order and for the account of their customers. In addition to reimbursing PEPCO for its expenses, Phoenix pays PEPCO an amount equal to up to 7.25% of the purchase payments under the Contracts. PEPCO pays any distribution organization an amount which may not exceed up to 7.25% of purchase payments made under the contract. Any such amount paid with respect to Contracts sold through other broker/dealers will be paid by Phoenix to or through PEPCO. The amounts paid by Phoenix are not deducted from the purchase payments. Deductions for sales charges (as described under "Sales Charges") may be used to reimburse Phoenix for commission payments to broker-dealers.

    Phoenix through PEPCO will sponsor sales contests, training and educational meetings and provide to all qualifying dealers, from its own profits and resources, additional compensation in the form of trips, merchandise or expense reimbursement. Brokers and dealers other than PEPCO also may make customary additional charges for their services in effecting purchases, if they notify the Funds of their intention to do so.

STATE REGULATION
--------------------------------------------------------------------------------
    Phoenix is subject to the provisions of the New York insurance laws applicable to mutual life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. Phoenix is also subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of Phoenix includes certain limitations on the investments which may be made for its General Account and separate accounts, including the Account. It does not include, however, any supervision over the investment policy of the Account.

REPORTS
--------------------------------------------------------------------------------
    Reports showing the Contract Value and containing the financial statements of the Account will be furnished at least annually to an Owner.

VOTING RIGHTS
--------------------------------------------------------------------------------
    As stated above, all of the assets held in an available Sub-account will be invested in shares of a corresponding Series of the Funds. Phoenix is the legal owner of those shares and as such has the right to vote to elect the Board of Trustees of each Fund, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, Phoenix intends to vote the shares of the Funds at regular and special meetings of the shareholders of the Funds in accordance with instructions received from Owners of the Contracts.

    Phoenix currently intends to vote Fund shares attributable to any Phoenix assets and Fund shares held in each Sub-account for which no timely instructions from Owners are received in the same proportion as those shares in that Sub-account for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit Phoenix to vote some or all shares of the Funds in its own right, it may elect to do so.

    Matters on which Owners may give voting instructions may include the following: (1) election of the Board of Trustees of a Fund; (2) ratification of the independent accountant for a Fund; (3) approval or amendment of the investment advisory agreement for the Series of the Fund corresponding to the Owner's selected Sub-account(s); (4) any change in the fundamental investment policies or restrictions of each such Series; and (5) any other matter requiring a vote of the Shareholders of a Fund. With respect to amendment of any investment advisory agreement or any change in a Series' fundamental investment policy, Owners participating in such Series will vote separately on the matter, pursuant to the requirements of the 1940 Act.

    The number of votes that a Contract Owner has the right to cast will be determined by applying the Contract Owner's percentage interest in a Sub-account to the total number of votes attributable to the Sub-account. In determining the number of votes, fractional shares will be recognized. The number of votes for which each Owner may give Phoenix instructions will be determined as of the record date for Fund shareholders chosen by the Board of Trustees of a Fund. Phoenix will furnish Owners with proper forms and proxies to enable them to give these instructions.

TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------
    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a Contract, or apply them to provide annuity options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds may, however, be used to fund another eligible retirement vehicle.

LITIGATION
--------------------------------------------------------------------------------
    Phoenix, the Account and PEPCO are not parties to any litigation that would have a material adverse effect upon the Account or the Contracts.

LEGAL MATTERS
--------------------------------------------------------------------------------
    Legal matters involving federal securities and income tax laws in connection with the Contracts described in this Prospectus have been passed upon by Jorden Burt Berenson & Johnson LLP, Washington, D.C.

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
    The Statement of Additional Information contains more specific information and financial statements relating to the Account and Phoenix. The Table of Contents of the Statement of Additional Information is set forth below:

    Underwriter
    Calculation of Yield and Return
    Calculation of Annuity Payments
    Experts
    Financial Statements


    Contract Owner inquiries and requests for a Statement of Additional Information should be directed to Phoenix Variable Products Mail Operation in writing at P.O. Box 8027, Boston, Massachusetts 02266-8027, or by calling Variable Products Operations at (800) 447-4312.

APPENDIX A

THE GUARANTEED INTEREST ACCOUNT


    Contributions to the GIA under the Contract and transfers to the GIA become part of the general account of Phoenix (the "General Account"), which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 ("1933 Act") nor is the General Account registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interest therein is specifically subject to the provisions of the 1933 or 1940 Acts and the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Prospectus concerning the GIA. Disclosures regarding the GIA and the General Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


    The General Account is made up of all of the general assets of Phoenix other than those allocated to any separate account. Premium payments will be allocated to the GIA and, therefore, the General Account, as elected by the Owner at the time of purchase or as subsequently changed. Phoenix will invest the assets of the General Account in assets chosen by it and allowed by applicable law. Investment income from General Account assets is allocated between Phoenix and the contracts participating in the General Account, in accordance with the terms of such contracts.

    Fixed annuity payments made to Annuitants under the Contract will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. Phoenix assumes this "mortality risk" by virtue of annuity rates incorporated in the Contract that cannot be changed. In addition, Phoenix guarantees that it will not increase charges for maintenance of the Contracts regardless of its actual expenses.

    Investment income from the General Account allocated to Phoenix includes compensation for mortality and expense risks borne by it in connection with General Account contracts.

    The amount of investment income allocated to the Contracts will vary from year to year in the sole discretion of Phoenix. However, Phoenix guarantees that it will credit interest at a rate of not less than 4% per year for individual Contracts and 3% per year for Group Contracts, compounded annually, to amounts allocated to the GIA. Phoenix may credit interest at a rate in excess of these rates; however, it is not obligated to credit any interest in excess of these rates.

    Bi-weekly, Phoenix will set the excess interest rate, if any, that will apply to amounts deposited to the GIA. That rate will remain in effect for such deposits for an initial guarantee period of one full year from the date of deposit. Upon expiration of the initial one-year guarantee period (and each subsequent one-year guarantee period thereafter), the rate to be applied to any deposits whose guaranteed period has just ended will be the same rate as is applied to new deposits allocated to the GIA at that time. This rate will likewise remain in effect for a guarantee period of one full year from the date the new rate is applied.

    Excess interest, if any, will be determined by Phoenix based on information as to expected investment yields. Some of the factors that Phoenix may consider in determining whether to credit excess interest to amounts allocated to the GIA and the amount thereof, are general economic trends, rates of return currently available and anticipated on investments, regulatory and tax requirements and competitive factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE GIA IN EXCESS OF 4% PER YEAR FOR INDIVIDUAL CONTRACTS AND 3% PER YEAR FOR GROUP CONTRACTS WILL BE DETERMINED IN THE SOLE DISCRETION OF PHOENIX AND WITHOUT REGARD TO ANY SPECIFIC FORMULA. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO GIA ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE FOR ANY GIVEN YEAR.

    Phoenix is aware of no statutory limitations on the maximum amount of interest it may credit, and the Board of Directors has set no limitations. However, inherent in Phoenix's exercise of discretion in this regard is the equitable allocation of distributable earnings and surplus among its various policyholders and Contract Owners.

    Excess interest, if any, will be credited on the GIA Contract Value. Phoenix guarantees that, at any time, the GIA Contract Value will not be less than the amount of purchase payments allocated to the GIA, plus interest at the rate of 4% per year for individual Contracts and 3% per year for Group Contracts, compounded annually, plus any additional interest which Phoenix may, in its discretion, credit to the GIA, less the sum of all annual administrative or surrender charges, any applicable premium taxes, and less any amounts surrendered. If the Owner surrenders the Contract, the amount available from the GIA will be reduced by any applicable surrender charge and annual administration charge (see "Deductions and Charges").


IN GENERAL, ONE TRANSFER PER CONTRACT YEAR IS ALLOWED FROM THE GIA. THE AMOUNT WHICH CAN BE TRANSFERRED IS LIMITED TO THE GREATER OF $1,000 OR 25% OF THE CONTRACT VALUE IN THE GIA AT THE TIME OF THE TRANSFER. UNDER THE SYSTEMATIC TRANSFER PROGRAM, TRANSFERS OF APPROXIMATELY EQUAL AMOUNTS MAY BE MADE OVER A MINIMUM 18-MONTH PERIOD. NON-SYSTEMATIC TRANSFERS FROM THE GIA WILL BE EFFECTUATED ON THE DATE OF RECEIPT BY VPMO, UNLESS OTHERWISE REQUESTED BY THE CONTRACT OWNER.

APPENDIX B

DEDUCTIONS FOR STATE PREMIUM TAXES
QUALIFIED AND NON-QUALIFIED ANNUITY CONTRACTS


                                                               UPON              UPON
STATE                                                       PURCHASE(1)      ANNUITIZATION        NON-QUALIFIED      QUALIFIED
-----                                                       -----------      -------------        -------------      ---------

California ..........................................                              X                   2.35%           0.50%

D.C..................................................                              X                   2.25

Kansas...............................................                              X                   2.00

Kentucky.............................................                              X                   2.00            2.00

Maine................................................                              X                   2.00

Nevada...............................................                              X                   3.50

South Dakota.........................................           X                                      1.25

West Virginia........................................                              X                   1.00            1.00

Wyoming..............................................                              X                   1.00


NOTE: The above premium tax deduction rates are as of [to be filed by Amendment]. No premium tax deductions are made for states not listed above. However, premium tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above list of states and the applicable tax rates. Consequently, the company reserves the right to deduct premium tax when necessary to reflect changes in state tax laws or interpretation.


        For an explanation of the assessment of Premium Taxes see "Deductions and Charges, Premium Tax."

        (1) "Purchase" refers to the earlier of partial withdrawal, surrender of the Contract, Maturity Date or payment of death proceeds.

                                     PART B

                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION

                                                                    [VERSION A]

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                     VARIABLE ACCUMULATION ANNUITY CONTRACTS
                                    ISSUED BY
                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY




                                101 Munson Street
                         Greenfield, Massachusetts 01301
                            Telephone: (800) 447-4312

                          ----------------------------

                                mailing address:

                    Phoenix Variable Products Mail Operation
                                  P.O. Box 8027
                        Boston, Massachusetts 02266-8027


                       STATEMENT OF ADDITIONAL INFORMATION


    This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus, dated May 1, 1997 which is available without charge by contacting Phoenix Home Life Mutual Insurance Company at the above address or at the above telephone number.



                                   May 1, 1997



                                TABLE OF CONTENTS

                                                                  PAGE

Underwriter..................................................      B-2

Calculation of Yield and Return .............................      B-2

Calculation of Annuity Payments .............................      B-3

Experts .....................................................      B-4

Financial Statements.........................................      B-5

UNDERWRITER
--------------------------------------------------------------------------------

    The offering of Contracts is made on a continuous basis by Phoenix Equity Planning Corporation ("PEPCO"), an affiliate of Phoenix Home Life Mutual Insurance Company ("Phoenix"). In 1994, 1995 and 1996, aggregate underwriting commissions paid to PEPCO on the sales of the Contracts were $31,557,402, $27,332,540 and $(to be filed by Amendment), respectively, and retained $(to be filed by Amendment) in 1996.


CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------
    Yield of the Money Market Sub-account. As summarized in the Prospectus under the heading "Performance History," the yield of the Money Market Sub-account for a seven-day period (the "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the underlying funds, less daily expense charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares. Mortality and expense risk charges of 0.40% and 0.85%, respectively, are reflected.

    The Money Market Sub-account yield and effective yield will vary in response to fluctuations in interest rates and in the expenses of the Sub-account.

    The current yield and effective yield reflect recurring charges at the Account level, including the maximum annual administrative fee.

Example:

Money Market Sub-account

    The following is an example of this yield calculation for the Sub-account based on a seven-day period ending December 31, 1995.

Assumptions:

                                                             CONTRACTS
                                             CONTRACTS       ASSESSING
                                             ASSESSING      .85% EXPENSE
                                           .85% EXPENSE     CHARGE & .125%
                                               CHARGE      DAILY ADMIN. FEE

Value of a hypothetical pre-existing
  account with exactly one
  unit at the beginning of the period:...     1.998416
Value of the same account (excluding
  capital changes) at the
  end of the seven-day period ...........     2.000092
Calculation:

  Ending account value ..................     2.000092       (to be filed
  Less beginning account value ..........     1.998416            by
  Net change in account value ...........     0.001676         Amendment)

Base period return:
  (adjusted change/beginning
  account value).........................     0.000839
  Current yield = return X (365/7) =.....        4.37%
  Effective yield = [(1 + return) 365/7] - 1 =   4.47%

    At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

    The method of calculating yields described above for the Money Market Sub-account differs from the method used by the Sub-account prior to May 1, 1988. The denominator of the fraction used to calculate yield was, prior to May 1, 1988, the average unit value for the period calculated. That denominator was thereafter the unit value of the Sub-account on the last trading day of the period calculated.


    Calculation of Total Return. As summarized in the Prospectus under the heading "Performance History," total return is a measure of the change in value of an investment in a Sub-account over the period covered. The formula for total return used herein includes four steps: (1) adding to the total number of units purchased by a hypothetical $1,000 investment in the Sub-account; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (3) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment. Total return will be calculated for one year, five years and ten years or some other relevant periods if a Sub-account has not been in existence for at least 10 years.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

    Advertisements, sales literature and other communications may contain information about any Series or Adviser's current investment strategies and management style. Current strategies and style may change to allow any Series to respond quickly to changing market and economic conditions. From time to time, the Funds may include specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the Fund may separate its cumulative and average annual returns into income and capital gains components; or cite separately as a return figure the equity or bond portion of a portfolio; or compare a Series' equity or bond return figure to well-known indices of market performance, including, but not limited to: the S&P 500 Index, Dow Jones Industrial Average, First Boston High Yield Index and Salomon Brothers Corporate and Government Bond Indices.

    Each Sub-account may, from time to time, include its yield and total return in advertisements or information furnished to present or prospective Contract Owners. Each Sub-account may, from time to time, include in advertisements containing total return (and yield in the case of certain Sub-accounts) the ranking of those performance figures relative to such figures for groups of mutual funds categorized as having the same investment objectives by Lipper Analytical Services, CDA Investment Technologies, Inc., Weisenberger Financial Services, Inc., Morningstar, Inc. and Tillinghast. Additionally, the Fund may compare a Series' performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as Changing Times, Forbes, Fortune, Money, Barrons, Business Week, Investor's Daily, The Stanger Register, Stanger's Investment Adviser, The Wall Street Journal, The New York Times, Consumer Reports, Registered

Representative, Financial Planning, Financial Services Weekly, Financial World, U.S. News and World Report, Standard & Poor's, The Outlook and Personal Investor. The Fund may, from time to time, illustrate the benefits of tax deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


    The total return and yield also may be used to compare the performance of the Sub-accounts against certain widely acknowledged outside standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange,although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.


    The manner in which total return and yield will be calculated is described above. The following table summarizes the calculation of total return and yield for each Sub-account, where applicable, through December 31, 1996 for Contracts assessing a .85% expense charge and no daily administration fee.

               AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1996
               ---------------------------------------------------



                                       PERIODS ENDED
-------------------------------------------------------------------
SUB-ACCOUNT                1 YEAR    5 YEAR   10 YEAR    INCEPTION
-------------------------------------------------------------------

Money Market............   (0.48)%     2.74%     4.51%       5.17%
Growth..................    23.27%    18.32%    15.30%      17.28%
Multi-Sector............    16.34%    10.51%     8.96%       9.42%
Allocation..............    11.35%    11.37%    10.58%      11.41%
International...........     3.19%     7.94%       N/A       5.19%
Balanced................    16.16%       N/A       N/A       7.78%
Real Estate.............       N/A       N/A       N/A       9.82%
Theme...................       N/A       N/A       N/A        ___%
Asia....................       N/A       N/A       N/A        ___%
U.S. Small Cap..........       N/A       N/A       N/A       8.16%
Int'l. Small Cap........       N/A       N/A       N/A      25.40%

    Below are quotations of average annual total return for Contracts issued on or after May 1, 1997, assessing an .85% expense charge and .125% daily administration fee, calculated as described above.

                           AVERAGE ANNUAL TOTAL RETURN
                          FOR THE PERIOD ENDED 12/31/96
                          -----------------------------

                COMMENCE-                           10    LIFE OF
SUB-ACCOUNT     MENT DATE   1 YEAR    5 YEARS     YEARS     FUND
-----------     ---------   ------    -------     -----     ----
Multi-Sector...   1/1/83
Balanced.......   5/1/92
Allocation.....  9/17/84
Growth.........   1/1/83
International..   5/1/90          (to be filed by Amendment)
Money Market...  10/10/82
Real Estate....   5/1/95
Theme..........  1/29/96
Asia...........  9/15/96
U.S. Small Cap.   5/1/95
Int'l Small Cap   5/1/95


NOTE: Average annual total return assumes a hypothetical initial payment of $1,000. At the end of each period, a total surrender is assumed. Administrative charges and contingent deferred sales loads, if applicable, are deducted to determine ending redeemable value of the original payment. Then, the ending redeemable value is divided by the original investment to calculate total return.

CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------

VARIABLE ANNUITY PAYMENTS

    Unless an alternative annuity payment option is elected on or before the Contract Maturity Date, the Accumulation Value of the Contract on the Maturity Date will be automatically applied to provide a Variable Payment Life Annuity with Ten Year Period Certain based on the Annuitant's life under annuity payment Option I as described in the Prospectus. Any annuity payments falling due after the Annuitant's death during the period certain will be paid to the Beneficiary.

    If the amount to be applied on the Maturity Date is less than $2,000 or would result in monthly payments of less than $20, Phoenix shall have the right to pay such amount in one lump sum in lieu of providing the annuity payments. Phoenix also will have the right to change the annuity payment frequency to annually if the monthly annuity payment otherwise would be less than $20.


    Under the Variable Payment Life Annuity with Ten Year Period Certain (payment Option I), the first monthly income payment is due on the Maturity Date. Thereafter, payments are due on the same day of the month as the first payment was due, or if such date does not fall within a particular month, then the future payment is due on the first Valuation Date to occur in the following month. Payments will continue during the lifetime of the Annuitant, or, if later, until the end of the Ten Year Period Certain starting with the date the first payment is due.


    The Variable Income Table below shows the minimum amount of the first monthly payment for each $1,000 of Accumulation Value applied. The minimum first payments shown are based on the 1983 table, an annuity table projected to the year 2000 with Projection Scale G, and with Projection Scale G thereafter, and an effective assumed investment return of 4 1/2%. The actual payments will be based on the monthly payment rate Phoenix is using when the first payment is due. They will not be less than those shown in the Variable Income Table.



                              VARIABLE INCOME TABLE

    Minimum monthly payment rate for first payment for each $1,000 applied. Based on 4 1/2% assumed investment return.



            ADJUSTED AGE*         MALE          FEMALE
            -------------         ----          ------
                 40               4.31           4.14
                 45               4.51           4.28
                 50               4.76           4.47
                 55               5.09           4.73
                 60               5.52           5.07
                 65               6.10           5.53
                 70               6.83           6.17
                 75               7.69           7.00
                 80               8.62           8.01
                 85               9.46           9.04

          * Age on birthday nearest due date of the first payment. Monthly payment rates for ages not shown will be furnished on request.



    In determining the amount of the first payment, the amounts held under the Variable Payment Option in each Sub-account are multiplied by the rates Phoenix is using for the Option on the first Payment Calculation Date. The Payment Calculation Date is the earliest Valuation Date that is not more than 10 days before the due date of the payment. The first payment equals the total of such figures determined for each Sub-account.


    Future payments are measured in Annuity Units and are determined by multiplying the Annuity Units in each Sub-account with assets under the Variable Payment Option by the Annuity Unit Value for each Sub-account on the Payment Calculation Date that applies. The number of Annuity Units in each Sub-account with assets under a Variable Payment Option is equal to the portion of the first payment provided from that Sub-account divided by the Annuity Unit Value for that Sub-account on the first Payment Calculation Date. The payment will equal the sum of such amounts from each Sub-account.


    All Annuity Unit Values in each Sub-account were set at $1.000000 on the first Valuation Date selected by Phoenix. The value of an Annuity Unit on any date thereafter is equal to (a) the Net Investment Factor for that Sub-account for the Valuation Period divided by (b) the sum of 1.000000 and the rate of interest for the number of days in the Valuation Period, based on an effective annual rate of interest equal to the assumed investment return, and multiplied by (c) the corresponding Annuity Unit Value on the preceding Valuation Date.

    The assumed investment return of 4 1/2% per year is the annual interest rate assumed in determining the first payment. The amount of each subsequent payment from each Sub-account will depend on the relationship between the assumed investment return and the actual investment performance of the Sub-account. If a 4 1/2% rate would result in a first variable payment larger than that permitted under applicable state law, we will select a lower rate that will comply with such law.


    No partial or full surrenders, withdrawals, transfers or additional premium payments may be made with respect to any assets held under Variable Payment Options I and J. Although no transfers or additional premium payments may be made with respect to assets held under Option K, under this option partial or full surrenders may be made.

FIXED ANNUITY PAYMENTS
    Fixed monthly annuity payments under a Contract are determined by applying the Contract Value to the respective annuity purchase rates on the Maturity Date of a Contract or other date elected for commencement of fixed annuity payments.


    Under a Contract, the amount of the fixed annuity payment is calculated by first multiplying the number of the Sub-accounts' Accumulation Units credited to the Contract on the Maturity Date by the appropriate Unit Value for each Sub-account on the Maturity Date. The dollar value for all Sub-accounts' Accumulation Units is then aggregated, along with the dollar value of any investment in the Guaranteed Interest Account. For each Contract, the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for non-tax qualified plans) of the Annuitant specified in the Contract for the Fixed Payment Annuity Option selected. This computation determines the amount of Phoenix's fixed monthly annuity payment to the Annuitant.


    The mortality table used as a basis for the applicable annuity purchase rates is the a-49 Individual Annuity Mortality Table at 3 3/8% interest projected to 1985 at Projection Scale B. More favorable rates may be available on the Maturity Date or other dates elected for commencement of fixed annuity payments.

EXPERTS
--------------------------------------------------------------------------------

    The consolidated financial statements of Phoenix and the financial statements of the Account have been examined by Price Waterhouse LLP, independent public accountants, whose reports are set forth herein, and the financial statements have been included upon the authority of said firm as experts in accounting and auditing. Price Waterhouse LLP, whose address is One Financial Plaza, Hartford, Connecticut, also provides other accounting and tax-related services as requested by the Account and Phoenix from time to time.

    Legal matters involving federal securities laws in connection with the Contracts have been passed upon by Jorden Burt Berenson & Johnson LLP, Washington, D.C.


    Legal matters relating to the validity of the securities being issued have been passed upon by Richard J. Wirth, Counsel, Phoenix Home
Life Mutual Insurance Company, Hartford, CT.

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT

                              FINANCIAL STATEMENTS
                                DECEMBER 31, 1996



                           [To be filed by amendment]

PHOENIX HOME LIFE MUTUAL
INSURANCE COMPANY
CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 1996 AND 1995

[To be filed by amendment]

                                     PART C

                                OTHER INFORMATION


    Registrant hereby represents that, in imposing certain restrictions upon withdrawals from some annuity contracts, it is relying upon the no-action letter given to the American Council of Life Insurance (publicly available November 28, 1988) (Ref. No. 1P-6-88) regarding compliance with Section 403(b)
(ii) of the Internal Revenue Code and that it is in compliance with the conditions for reliance upon that letter set forth therein.

    Pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940, as amended, Phoenix Home Life Mutual Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the expenses expected to be incurred and the risks to be assumed thereunder by Phoenix Home Life Mutual Insurance Company.

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.


          (a)  Financial Statements
               The financial statements are included in Part B. Consolidated financial information is included in Part A.
          (b)  Exhibits

               Items (1) through (3) are incorporated by reference to registrant's Post-Effective Amendment No. 1 to its Form N-1 Registration Statement dated April 30, 1983 ("Post-Effective
               No. 1").
               (3)(a)  Form of Underwriting Agreement (Templeton Investment
                       Plus) and Form of Dealer Agreement (Templeton
                       Investment Plus) are incorporated by reference to registrant's Post-Effective Amendment No. 13 to its
                       Form N-4 Registration Statement dated May 1, 1988 ("Post-Effective No. 13").
               (3)(b) Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated December 31, 1996 filed via Edgar herewith.
               (4)(a) Form of Big Edge Choice Contract (Form Number D602) filed via Edgar herewith.
               (5)(a) Form of application for Big Edge Choice filed via Edgar herewith.
               Items (4) and (5) are incorporated by reference to registrant's Post-Effective Amendment No. 9 to its Form N-4 Registration Statement filed October 23, 1986. Additional forms of Contracts and Applications are incorporated by reference to registrant's Post-Effective No. 13 and Post-Effective No. 21.
               (6) Articles and By-Laws of Phoenix Home Life are incorporated by reference to registrants Post-Effective Amendment No. 18 to its Form N-4 Registration Statement filed June 22, 1992.
               (7) Not Applicable
               Item (8) is incorporated by reference to registrant's Post-Effective No. 13.
               (9) See Item 10(c) below.
               (10)(a) Written Consent of Jorden Burt Berenson & Johnson LLP to
                       be filed by Amendment.
               (10)(b) Written Consent of Price Waterhouse LLP to be filed by
                       Amendment.
               (10)(c) Written Consent and Opinion as to Legality of Securities
                       Being Registered to be filed by Amendment.

               (11)     Not Applicable
               (12)     Not Applicable

               (13)(a) Explanation of Yield and Effective Yield Calculation was filed via Edgar with registrant's Post-Effective Amendment No. 24 on April 29, 1996 and is incorporated herein by reference.
               (13)(b) Explanation of Total Return Calculation was filed via Edgar with registrant's Post-Effective Amendment No. 24 on April 29, 1996 and is incorporated herein by reference.

               (14) Not Applicable

               (15) Powers of Attorney were filed via Edgar with registrant's
                    Post-Effective Amendment No. 24 on April 29, 1996 and are incorporated herein by reference.

ITEM 25.  DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR

NAME                              PRINCIPAL BUSINESS ADDRESS                      POSITIONS WITH DEPOSITOR


Sal H. Alfiero                    Chairman and Chief Executive Officer            Director
                                  Mark IV Industries, Inc.
                                  Amherst, NY

J. Carter Bacot                   Chairman and Chief Executive Officer            Director
                                  The Bank of New York
                                  New York, NY

Carol H. Baldi                    President                                       Director
                                  Carol H. Baldi, Inc.
                                  New York, NY

Peter C. Browning                 President                                       Director
                                  Sonoco Products Company
                                  Hartsville, SC

Richard N. Cooper, Ph.D.          Chairman, National Intelligence Council         Director
                                  Central Intelligence Agency
                                  Washington, D.C.

Gordon J. Davis, Esq.             Partner                                         Director
                                  LeBoeuf, Lamb, Greene & MacRae
                                  New York, NY


Robert W. Fiondella               Phoenix Home Life Mutual                        Chairman of the Board,
                                  Insurance Company                               President and Chief
                                  Hartford, CT                                    Executive Officer

Jerry J. Jasinowski               President                                       Director
                                  National Association of Manufacturers
                                  Washington, D.C.

John W. Johnstone                 Chairman, President and Chief                   Director
                                  Executive Officer, Olin Corporation
                                  Stamford, CT

Marilyn E. LaMarche               Limited Managing Director                       Director
                                  Lazard Freres & Co. LLP
                                  New York, NY

Philip R. McLoughlin              Phoenix Home Life                               Director
                                  Mutual Insurance Company
                                  Hartford, CT

Charles J. Paydos                 Phoenix Home Life                               Director
                                  Mutual Insurance Company
                                  Hartford, CT


Herbert Roth, Jr.                 Former Chairman                                 Director
                                  LFE Corporation
                                  Clinton, MA

Robert F. Vizza                   President and Chief Executive Officer           Director
                                  St. Francis Hospital
                                  Roslyn, NY

Wilson Wilde                      Chairman, Executive Committee                   Director
                                  The Hartford Steam Boiler
                                  Inspection and Insurance Company
                                  Hartford, CT



Robert G. Wilson                  Former General Partner                          Director
                                  Goldman Sachs
                                  New York, NY

Richard H. Booth*                                                                 Executive Vice President
                                                                                  Strategic Development


Philip R. McLoughlin*                                                             Executive Vice President
                                                                                  and Chief Investment
                                                                                  Officer

Charles J. Paydos**                                                               Executive Vice President

David W. Searfoss*                                                                Executive Vice President
                                                                                  and Chief Financial Officer


Dona D. Young*                                                                    Executive Vice President
                                                                                  Individual Insurance and
                                                                                  General Counsel

Kelly J. Carlson*                                                                 Senior Vice President
                                                                                  Career Organization


Carl T. Chadburn**                                                                Senior Vice President

Robert G. Chipkin*                                                                Senior Vice President and
                                                                                  Corporate Actuary


Martin J. Gavin*                                                                  Senior Vice President



Randall C. Giangiulio**                                                           Senior Vice President
                                                                                  Group Sales


Joan E. Herman*                                                                   Senior Vice President


Edward P. Hourihan*                                                               Senior Vice President
                                                                                  Information Systems

Joseph E. Kelleher**                                                              Senior Vice President

Robert G. Lautensack, Jr.*                                                        Senior Vice President

Scott C. Noble*                                                                   Senior Vice President
                                                                                  Real Estate

Robert E. Primmer*                                                                Senior Vice President
                                                                                  Brokerage and PPGA
                                                                                  Distribution

Frederick W. Sawyer, III*                                                         Senior Vice President

Richard C. Shaw*                                                                  Senior Vice President
                                                                                  International and
                                                                                  Corporate Development

Simon Y. Tan*                                                                     Senior Vice President
                                                                                  Individual Market
                                                                                  Development


Anthony J. Zeppetella                                                             Senior Vice President


* The principal business address of each of these individuals is One American Row, Hartford, Connecticut 06115.

** The principal business address of each of these individuals is 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06082-2200.

ITEM 26.  NOT APPLICABLE

ITEM 27.  NUMBER OF CONTRACTOWNERS


     On March 30, 1997, there were (to be filed by Amendment) Owners of Contracts offered by Registrant.


ITEM 28.  INDEMNIFICATION

     Section 723 of the New York Business Corporation Law, as made applicable to insurance companies by Section 108 of the New York Insurance Law, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

     Article VI Section 6.1 of the By-Laws of the Phoenix Home Life Mutual Insurance Company provides: "To the full extent permitted by the laws of the State of New York, the Company shall indemnify any person made or threatened to be made a party to any action, proceeding or investigation, whether civil or criminal, by reason of the fact that such person...is or was a Director or Officer of the Company; or...serves or served another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity at the request of the Company, and also is or was a Director or Officer of the Company...The Company shall also indemnify any [such] person...by reason of the fact that such person or such person's testator or intestate is or was an employee or agent of the Company...."

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       1.  Phoenix Equity Planning Corporation ("PEPCO")

           (a) PEPCO currently distributes securities of the Phoenix Duff & Phelps Funds, Phoenix Funds and Phoenix Home Life Variable Universal Life Account in addition to those of the Registrant.

           (b)   Directors and Officers of PEPCO



NAME AND PRINCIPAL                   POSITIONS AND OFFICES
BUSINESS ADDRESS                     WITH UNDERWRITER
----------------                     ----------------
Michael E. Haylon***                 Director
David R. Pepin**                     Director and Executive Vice President
Philip R. McLoughlin*                Director and President
Paul Atkins***                       Senior Vice President and Sales Manager
Maris Lambergs**                     Senior Vice President, Insurance and
                                     Independent Division
William R. Moyer**                   Senior Vice President and Chief
                                     Financial Officer
Leonard J. Saltiel**                 Managing Director
G. Jeffrey Bohne****                 Vice President, Mutual Fund Customer
                                     Service
Eugene A. Charon**                   Vice President and Controller
Nancy G. Curtiss***                  Vice President and Treasurer,
                                     Fund Accounting
Elizabeth R. Sadowinski**            Vice President, Administration
Thomas N. Steenburg*                 Vice President, Counsel and Secretary

---------------------


* The principal business address of each of these individuals is One American Row, Hartford, Connecticut 06102-5056.

** The principal business address of each of these individuals is 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200.

*** The principal business address of each of these individuals is 56 Prospect Street, Hartford, Connecticut 06115-0480.

**** The principal business address is 101 Munson Street, Greenfield, Massachusetts 01302-0810.

       (c) Compensation received by PEPCO during Registrant's last fiscal year:


NAME OF                  NET UNDERWRITING            COMPENSATION      BROKERAGE
PRINCIPAL UNDERWRITER    DISCOUNTS AND COMMISSIONS   ON REDEMPTION     COMMISSIONS    COMPENSATION
---------------------    -------------------------   -------------     -----------    ------------
PEPCO                       $(to be filed by              -0-              -0-            -0-
                                 Amendment)

              PEPCO received no other out-of-pocket compensation from Phoenix Home Life.

      2. Franklin Templeton Distributors, Inc. ("FTD")


         (a) FTD currently distributes securities of Templeton Global Investment Trust, Templeton Growth Fund, Inc., Templeton Funds, Inc., Templeton Smaller Companies Growth Fund, Inc., Templeton Income Trust, Templeton Real Estate Securities Fund, Templeton Capital Accumulator Fund, Inc., Templeton Developing Markets Trust, Templeton American Trust, Inc., Templeton Institutional Funds, Inc., Templeton Global Opportunities Trust, AGE High Income Fund, Inc., Franklin Balance Sheet Investment Fund, Franklin California Tax Free Income Fund, Inc., Franklin California Tax Free Trust, Franklin Custodian Funds, Inc., Franklin Equity Fund, Franklin Federal Tax-Free Income Fund, Franklin Gold Fund, Franklin Investors Securities Trust, Franklin Managed Trust, Franklin Municipal Securities Trust, Franklin New York Tax-Free Income Fund, Franklin New York Tax-Free Trust, Franklin Premier Return Fund, Franklin Strategic Series, Franklin Tax-Advantaged High Yield Securities Fund, Franklin Tax-Advantaged International Bond Fund, Franklin Tax-Advantaged U.S. Government Securities Fund, Franklin Tax-Free Trust, Institutional Fiduciary Trust, Franklin Value Investors Trust, Franklin Templeton International Trust, Franklin Templeton Global Trust, Franklin Templeton Money Fund Trust, Franklin Money Fund, Franklin Federal Money Fund, Franklin Tax Exempt Money Fund, Franklin Real Estate Securities Trust and Franklin Templeton Japan Fund, in addition to those of the Registrant.

         (b)  Directors and Officers of FTD


NAME AND PRINCIPAL                POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                  UNDERWRITER
----------------                  -----------
Charles B. Johnson                Director and Chairman of the Board
Gregory E. Johnson                President
Rupert H. Johnson, Jr.            Director and Executive Vice President
Harmon E. Burns                   Director and Executive Vice President
Kenneth V. Domingues              Senior Vice President
Kenneth A. Lewis                  Treasurer
Deborah R. Gatzek                 Senior Vice President and Assistant Secretary
Charles E. Johnson                Senior Vice President
William J. Lippman                Senior Vice President
Edward V. McVey                   Senior Vice President
Richard C. Stoker                 Senior Vice President
James K. Blinn                    Vice President
Richard O. Conboy                 Vice President
Jimmy A. Escobedo                 Vice President
Loretta Fry                       Vice President
Robert N. Geppner                 Vice President
Michael Hackett                   Vice President
Peter Jones                       Vice President
Phil J. Kearns                    Vice President
Kenneth Leder                     Vice President
Jack Lemein                       Vice President
John R. McGee                     Vice President
Thomas M. Mistele                 Vice President
Harry G. Mumford                  Vice President
Vivian J. Palmieri                Vice President

Kent P. Strazza                   Vice President
Leslie M. Kratter                 Secretary
John R. Kay                       Assistant Vice President
Karen DeBellis                    Assistant Treasurer
Phillip A. Scatena                Assistant Treasurer

      The principal business address of each of these individuals is 700 Central Avenue, St. Petersburg, Florida 33701.

        (c)  Compensation received by FTD during Registrant's last fiscal year:



NAME OF                  NET UNDERWRITING            COMPENSATION      BROKERAGE
PRINCIPAL UNDERWRITER    DISCOUNTS AND COMMISSIONS   ON REDEMPTION     COMMISSIONS    COMPENSATION
---------------------    -------------------------   -------------     -----------    ------------
FTD                          $(to be filed by             -0-              -0-            -0-
                                Amendment)


      FTD received no other out-of-pocket compensation from Phoenix Home Life.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

      Item 7, Part II of Registrant's Post-Effective Amendment No. 1 to Form N-1 is hereby incorporated by reference.

ITEM 31.  MANAGEMENT SERVICES

      Not applicable.

ITEM 32.  UNDERTAKINGS

      Registrant hereby undertakes:

           (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained therein are never more than 16 months old for so long as payments under the Contracts may be made;

           (b) to include as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

           (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Amendment to its Registration Statement to be signed on its behalf, in the City of Hartford and State of Connecticut on this 28th day of February, 1997.


           PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY

           By:  *Robert W. Fiondella
               -------------------------
           Robert W. Fiondella
           Chief Executive Officer

           PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT

           By: *Robert W. Fiondella
               -------------------------
           Robert W. Fiondella
           Chief Executive Officer
           of Phoenix Home Life Mutual Insurance Company

           As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated with Phoenix Home Life Mutual Insurance Company on this 28th day of February, 1997.

           Signature                     Title
           ---------                     -----


---------------------------              Director
*Sal H. Alfiero


---------------------------              Director
*J. Carter Bacot


---------------------------              Director
*Carol H. Baldi


---------------------------              Director
*Peter C. Browning


---------------------------              Director
*Richard N. Cooper


---------------------------              Director
*Gordon J. Davis


---------------------------              Chairman of the Board,
*Robert W. Fiondella                     President and Chief Executive Officer
                                         (Principal Executive Officer)


---------------------------              Director
*Jerry J. Jasinowski

---------------------------              Director
*John W. Johnstone


---------------------------              Director
*Marilyn E. LaMarche


---------------------------              Director
*Philip R. McLoughlin


---------------------------              Director
*Charles J. Paydos


---------------------------              Director
*Herbert Roth, Jr.


---------------------------              Director
*Robert F. Vizza


---------------------------              Director
*Wilson Wilde


---------------------------              Director
*Robert G. Wilson


By:  /S/ DONA D. YOUNG
   ----------------------------

*DONA D. YOUNG, as Attorney in Fact Pursuant to Powers of Attorney, copies of which were filed previously.